UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

109 N. Hale Street

Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe St

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

INNOVATOR

Annual Report

INNOVATOR IBD® 50 ETF (FFTY)
INNOVATOR IBD® ETF LEADERS ETF (LDRS)
INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF (BOUT)
INNOVATOR LOUP FRONTIER TECH ETF (LOUP)

October 31, 2019
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	5
Expense Example	13
Schedules of Investments	15
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	48
Trustees and Officers	50
Board Considerations Regarding Approval of Investment Management Agreement	52
Additional Information	55

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended October 31, 2019.

Thank you for your interest in our suite of Innovator Investor’s Business Daily (IBD) ETFs and the Loup Frontier Tech ETF. We are grateful for our successful partnership with IBD, Loup Ventures and Gene Munster.

The markets have been on a wild ride over the past year. Following one of the worst periods of performance during the fourth quarter of 2018, the S&P 500 index managed to change course for strong positive returns during the first and second quarters of 2019. In spite of a less thrilling third quarter, the S&P 500 index still managed to eke out a relatively small positive return. Growth strategies, like those employed by the IBD ETFs, were challenged and while they did come back during 2019, there was a lag experienced by the ETFs coming out of the correction.

The Innovator Loup Frontier Tech ETF has participated in the upward trend of the technology sector during the period. Unlike other technology ETFs or mutual funds, this ETF focuses on areas such as AI, robotics, and autonomous vehicles, among others. Innovator believes it to be uniquely positioned to invest in the future of technology, rather than more traditional FAANG stocks, for example.

We are pleased to report that none of these ETFs will pay a capital gain distribution for the reporting period.

We at Innovator remain grateful for the trust and support you have put in us and wish you a happy holiday season.

Sincerely,

Bruce Bond

Chief Executive Officer

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

The views in this report were those of the Fund’s CEO as of October 31, 2019 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Investing involves risks. Principal loss is possible. Along with general market risks, an ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Information technology companies face intense competition, both domestically and internationally, and may have limited product lines, markets, financial resources or personnel or face obsolescence due to rapid technological developments, new product introduction, and unpredictable changes in growth rates, which may have an adverse effect on profit margins. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small- and midcap companies can have limited liquidity and greater volatility than large-cap companies.

Innovator ETFs are distributed by Foreside Fund Services, LLC

4

INNOVATOR IBD® 50 ETF

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to October 31, 2019 as compared with the S&P 500® Index.

	Average Annual Total Returns As of October 31, 2019
	1 Year	3 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	6.20%	14.57%	6.43%
Market Return	6.04%	14.56%	6.43%
S&P 500® Index	14.33%	14.91%	10.87%
IBD® 50 Index (b)	7.44%	N/A	-1.80	%(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is cumulative and from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.84% and 0.80%, respectively. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

5

INNOVATOR IBD® 50 ETF

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, the S&P 500® Index and the IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule-based, computer-generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

6

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® ETF Leaders ETF from its inception (December 20, 2017) to October 31, 2019 as compared with the S&P 500® Index and IBD® ETF Leaders Index.

	Average Annual Total Returns As of
	October 31, 2019
	1 Year	Since Inception (a)
Innovator IBD® ETF Leaders ETF
NAV Return	-0.73%	-5.84%
Market Return	-0.97%	-6.00%
S&P 500® Index	14.33%	9.07%
IBD® ETF Leaders Index	-0.02%	-5.26%

(a)	Inception date is December 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 1.08%. This expense ratio includes acquired fund fees and expenses of 0.48%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P 500® Index and the IBD® ETF Leaders Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® ETF Leaders Index is a rule-based index compiled and published by Investor’s Business Daily® that seeks to outperform the broader equity and fixed income markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LDRS.

8

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to October 31, 2019 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

	Total Returns As of October 31, 2019
	1 Year	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	-3.84%	-19.72%
Market Return	-4.28%	-19.79%
S&P 500® Index	14.33%	6.61%
IBD® Breakout Stocks Index	-2.86%	-18.91%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

9

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P 500® Index and the IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule-based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

10

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to October 31, 2019 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

	Total Returns As of October 31, 2019
	1 Year	Since Inception (a)
Innovator Loup Frontier Tech ETF
NAV Return	4.07%	-4.12%
Market Return	3.78%	-4.24%
Dow Jones Global Index	12.70%	4.19%
Loup Frontier Tech Index	5.06%	-3.78%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the Dow Jones Global Index and the Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization-weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules-based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

12

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares.  Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

13

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2019 (Unaudited) (Continued)

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account Value	Account Value	the Period (a)	For the Period
Innovator IBD 50® ETF (NAV)
Actual	$1,000.00	$958.90	$3.95	0.80%
Hypothetical	1,000.00	1,021.17	4.08
Innovator IBD® ETF Leaders ETF (NAV)
Actual	1,000.00	1,023.70	3.06	0.60%
Hypothetical	1,000.00	1,022.18	3.06
Innovator IBD® Breakout Opportunities ETF (NAV)
Actual	1,000.00	938.50	3.91	0.80%
Hypothetical	1,000.00	1,021.17	4.08
Innovator Loup Frontier Tech ETF (NAV)
Actual	1,000.00	923.30	3.39	0.70%
Hypothetical	1,000.00	1,021.68	3.57

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

14

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2019

	Shares	Value
COMMON STOCKS - 88.95%
Aerospace/Defense - 5.87%
HEICO Corp.	78,273	$9,654,191
L3Harris Technologies, Inc.	46,232	9,538,124
		19,192,315
Banks - 2.81%
CVB Financial Corp.	144,637	3,005,557
JPMorgan Chase & Co.	49,362	6,166,301
		9,171,858
Biotechnology - 0.47%
Alexion Pharmaceuticals, Inc. (a)	14,482	1,526,403

Commercial Services - 12.43%
Chegg, Inc. (a)(b)	48,832	1,497,189
Euronet Worldwide, Inc. (a)	22,189	3,108,013
FleetCor Technologies, Inc. (a)	31,789	9,352,960
New Oriental Education & Technology Group, Inc. - ADR (a)	96,132	11,733,872
Paylocity Holding Corp. (a)	112,037	11,494,996
StoneCo Ltd. - Class A (a)(b)	93,522	3,440,674
		40,627,704
Computers - 0.49%
Fortinet, Inc. (a)	19,781	1,613,338

Distribution/Wholesale - 3.29%
Copart, Inc. (a)	130,157	10,756,174

Diversified Financial Services - 1.97%
Visa, Inc. - Class A (b)	36,052	6,448,261

Electrical Components & Equipment - 3.31%
Universal Display Corp. (b)	54,081	10,825,935

Energy-Alternate Sources - 2.63%
SolarEdge Technologies, Inc. (a)(b)	101,247	8,601,945

Engineering & Construction - 3.08%
MasTec, Inc. (a)(b)	159,694	10,051,140

The accompanying notes are an integral part of these financial statements.

15

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2019 (Continued)

	Shares	Value
Healthcare-Products - 8.28%
Edwards Lifesciences Corp. (a)(b)	47,998	$11,441,763
Inmode Ltd. (a)(b)	300,685	9,249,071
Stryker Corp.	29,347	6,346,876
		27,037,710
Home Furnishings - 2.11%
Tempur Sealy International, Inc. (a)(b)	75,659	6,881,186

Insurance - 4.26%
Brown & Brown, Inc.	85,024	3,203,704
Essent Group Ltd.	205,596	10,709,496
		13,913,200
Internet - 4.45%
Baozun, Inc. - ADR (a)	74,845	3,257,254
CDW Corp.	87,845	11,236,254
		14,493,508
Leisure Time - 0.50%
Planet Fitness, Inc. - Class A (a)(b)	25,683	1,634,980

Lodging - 0.50%
Wyndham Hotels & Resorts, Inc.	30,510	1,646,625

Media - 1.85%
Comcast Corp. - Class A	135,085	6,054,510

Metal Fabricate/Hardware - 1.00%
The Timken Co.	66,842	3,275,258

Mining - 3.53%
Kirkland Lake Gold Ltd. (b)	245,639	11,532,751

Miscellaneous Manufacturing - 1.83%
Federal Signal Corp.	184,416	5,982,455

Retail - 10.12%
Boot Barn Holdings, Inc. (a)(b)	248,568	8,712,308
Chipotle Mexican Grill, Inc. (a)	3,919	3,049,609
Lululemon Athletica, Inc. (a)	52,605	10,745,623
RH (a)(b)	58,083	10,553,682
		33,061,222

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2019 (Continued)

	Shares	Value
Software - 13.70%
Adobe, Inc. (a)	5,911	$1,642,844
j2 Global, Inc. (b)	65,920	6,259,763
Microsoft Corp.	45,003	6,452,080
Momo, Inc. - ADR	46,132	1,546,345
Paycom Software, Inc. (a)	47,604	10,069,673
RealPage, Inc. (a)	51,416	3,113,239
salesforce.com, Inc. (a)	10,640	1,665,054
SS&C Technologies Holdings, Inc.	31,750	1,651,318
Upland Software, Inc. (a)(b)	84,214	3,156,341
Veeva Systems, Inc. - Class A (a)	65,119	9,235,828
		44,792,485
Telecommunications - 0.47%
Arista Networks, Inc. (a)	6,263	1,531,742
TOTAL COMMON STOCKS (Cost $269,609,764)		290,652,705

REAL ESTATE INVESTMENT TRUSTS - 7.73%
Health Care - 1.87%
CareTrust REIT, Inc.	251,571	6,098,081

Single Tenant - 2.95%
Essential Properties Realty Trust, Inc.	250,961	6,439,660
STORE Capital Corp. (b)	79,448	3,217,644
		9,657,304
Wharehouse/Industrial - 2.91%
Rexford Industrial Realty, Inc.	197,783	9,511,384
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,711,133)		25,266,769

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.76%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	58,024,517	58,024,517
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $58,024,517)		58,024,517

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2019 (Continued)

	Shares	Value
SHORT TERM INVESTMENTS - 0.36%
Money Market Funds - 0.36%
Fidelity Government Portfolio - Class I, 1.73% (c)	1,167,299	$1,167,299
TOTAL SHORT TERM INVESTMENTS (Cost $1,167,299)		1,167,299

Total Investments (Cost $351,512,713) - 114.80%		375,111,290
Liabilities in Excess of Other Assets - (14.80)%		(48,362,976)
TOTAL NET ASSETS - 100.00%		$326,748,314

Asset Type	% of Net Assets
Common Stocks	88.95%
Real Estate Investment Trusts	7.73
Investments Purchased with Proceeds From Securities Lending	17.76
Short Term Investments	0.36
Total Investments	114.80
Liabilities in Excess of Other Assets	(14.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $56,503,123, or 17.29% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

October 31, 2019

	Shares	Value
EXCHANGE TRADED FUNDS - 99.85%
Other Investment Pools and Funds - 99.85%
Consumer Staples Select Sector SPDR Fund (a)	7,241	$442,860
Fidelity MSCI Consumer Staples Index ETF	12,155	443,901
Fidelity MSCI Real Estate Index ETF	10,634	299,772
Fidelity MSCI Utilities Index ETF (a)	13,975	589,046
Invesco 1-30 Laddered Treasury ETF	6,253	221,169
Invesco S&P 500 Low Volatility ETF (a)	30,771	1,771,486
iShares 20+ Year Treasury Bond ETF (a)	1,560	220,334
iShares Core US REIT ETF	5,343	301,078
iShares PHLX Semiconductor ETF	4,225	947,879
iShares U.S. Home Construction ETF (a)	10,296	459,665
iShares U.S. Real Estate ETF (a)	3,172	298,993
iShares US Aerospace & Defense ETF (a)	7,943	1,748,254
Real Estate Select Sector SPDR Fund (a)	7,540	296,548
Schwab U.S. REIT ETF	6,292	300,003
SPDR Dow Jones REIT ETF	2,847	301,013
SPDR Portfolio Long Term Corporate Bond ETF	7,397	222,132
SPDR Portfolio Long Term Treasury ETF	5,421	219,767
SPDR S&P 500 ETF Trust (a)	2,990	906,957
SPDR S&P Homebuilders ETF	10,114	460,490
Utilities Select Sector SPDR Fund (a)	9,165	588,851
VanEck Vectors Semiconductor ETF (a)	7,475	952,988
Vanguard Dividend Appreciation ETF	7,449	890,975
Vanguard Extended Duration Treasury ETF	1,573	217,845
Vanguard Long-Term Bond ETF	2,158	220,310
Vanguard Long-Term Corporate Bond ETF	2,197	222,139
Vanguard Long-Term Treasury ETF	2,535	219,556
Vanguard Utilities ETF (a)	4,134	588,723
TOTAL EXCHANGE TRADED FUNDS (Cost $13,986,315)		14,352,734

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.74%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (b)	4,849,364	4,849,364
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,849,364)		4,849,364

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

October 31, 2019 (Continued)

	Shares	Value
SHORT TERM INVESTMENTS - 0.16%
Money Market Funds - 0.16%
Fidelity Government Portfolio - Class I, 1.73% (b)	23,539	$23,539
TOTAL SHORT TERM INVESTMENTS (Cost $23,539)		23,539

Total Investments (Cost $18,859,218) - 133.75%		19,225,637
Liabilities in Excess of Other Assets - (33.75)%		(4,851,131)
TOTAL NET ASSETS - 100.00%		$14,374,506

Asset Type	% of Net Assets
Exchange Traded Funds	99.85%
Investments Purchased with Proceeds From Securities Lending	33.74
Short Term Investments	0.16
Total Investments	133.75
Liabilities in Excess of Other Assets	(33.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $4,737,134, or 32.96% of net assets. See Note 6.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2019

	Shares	Value
COMMON STOCKS - 97.77%
Airlines - 9.80%
Alaska Air Group, Inc.	5,384	$373,811
Allegiant Travel Co.	2,320	388,206
		762,017
Apparel - 3.26%
Skechers U.S.A., Inc. - Class A (a)	6,784	253,518

Auto Parts & Equipment - 3.16%
Meritor, Inc. (a)	11,152	245,679

Banks - 3.36%
HDFC Bank Ltd. – ADR	4,272	260,976

Biotechnology - 5.15%
Arrowhead Pharmaceuticals, Inc. (a)	10,000	400,500

Building Materials - 0.94%
Armstrong World Industries, Inc.	376	35,167
Universal Forest Products, Inc.	760	38,274
		73,441
Capital Markets - 4.97%
Ellington Financial, Inc.	21,000	386,820

Commercial Services - 2.11%
FleetCor Technologies, Inc. (a)	424	124,749
TransUnion	472	38,997
		163,746
Diversified Financial Services - 14.68%
Assetmark Financial Holdings, Inc. (a)	16,680	457,699
Oportun Financial Corp. (a)(b)	26,480	426,858
Visa, Inc. - Class A	1,440	257,558
		1,142,115
Electronics - 4.88%
Tech Data Corp. (a)	3,128	380,052

Environmental Control - 6.22%
Clean Harbors, Inc. (a)	5,864	483,545

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2019 (Continued)

	Shares	Value
Healthcare-Products - 6.02%
Envista Holdings Corp. (a)(b)	15,952	$467,871

Healthcare-Services - 1.66%
Addus HomeCare Corp. (a)	1,536	129,347

Home Furnishings - 0.50%
Sleep Number Corp. (a)	808	38,881

Insurance - 7.42%
First American Financial Corp.	2,064	127,514
Voya Financial, Inc.	8,328	449,379
		576,893
Internet - 3.37%
Booking Holdings, Inc. (a)	128	262,243

Leisure Time - 5.87%
YETI Holdings, Inc. (a)(b)	13,712	456,747

Lodging - 4.92%
Hilton Worldwide Holdings, Inc.	3,944	382,411

Machinery-Diversified - 1.69%
CSW Industrials, Inc.	1,896	131,241

Miscellaneous Manufacturing - 0.47%
Federal Signal Corp.	1,128	36,592

Retail - 6.29%
Boot Barn Holdings, Inc. (a)	1,032	36,172
Lithia Motors, Inc. - Class A	248	39,055
Target Corp.	352	37,632
The Wendy's Co. (b)	6,024	127,588
Zumiez, Inc. (a)	7,784	248,387
		488,834
Semiconductors - 0.53%
Diodes, Inc. (a)	880	41,052

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2019 (Continued)

	Shares	Value
Water - 0.50%
American States Water Co. (b)	408	$38,813
TOTAL COMMON STOCKS (Cost $7,437,941)		7,603,334

REAL ESTATE INVESTMENT TRUSTS - 1.63%
Hotels - 1.63%
Ryman Hospitality Properties, Inc.	1,504	126,592
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $128,396)		126,592

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.70%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	1,298,331	1,298,331
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,298,331)		1,298,331

SHORT TERM INVESTMENTS - 0.62%
Money Market Funds - 0.62%
Fidelity Government Portfolio - Class I, 1.73% (c)	48,476	48,476
TOTAL SHORT TERM INVESTMENTS (Cost $48,476)		48,476

Total Investments (Cost $8,913,144) - 116.72%		9,076,733
Liabilities in Excess of Other Assets - (16.72)%		(1,299,926)
TOTAL NET ASSETS - 100.00%		$7,776,807

Asset Type	% of Net Assets
Common Stocks	97.77%
Real Estate Investment Trusts	1.63
Investments Purchased with Proceeds From Securities Lending	16.70
Short Term Investments	0.62
Total Investments	116.72
Liabilities in Excess of Other Assets	(16.72)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2019 (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $1,230,949, or 15.83% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2019

	Shares	Value
COMMON STOCKS - 99.94%
Aerospace/Defense - 3.00%
AeroVironment, Inc. (a)(b)	5,508	$319,354

Auto Manufacturers - 4.07%
Tesla, Inc. (a)(b)	1,377	433,645

Auto Parts & Equipment - 3.32%
Visteon Corp. (a)(b)	3,807	354,127

Computers - 5.37%
Lumentum Holdings, Inc. (a)(b)	9,135	572,399

Electrical Components & Equipment - 3.29%
Novanta, Inc. (a)	3,933	350,234

Electronics - 13.91%
FARO Technologies, Inc. (a)	6,066	289,227
FLIR Systems, Inc. (b)	6,057	312,299
Fortive Corp.	4,374	301,806
II-VI, Inc. (a)	8,163	270,603
Trimble, Inc. (a)	7,758	309,079
		1,483,014
Healthcare-Products - 3.17%
Intuitive Surgical, Inc. (a)(b)	612	338,405

Home Furnishings - 4.79%
iRobot Corp. (a)(b)	5,013	240,925
Sony Corp. - ADR	4,437	269,902
		510,827
Internet - 4.71%
Baidu, Inc. - ADR (a)	4,932	502,324

Machinery-Diversified - 14.10%
Harmonic Drive Systems, Inc. (b)	7,200	337,365
Keyence Corp.	900	573,553
Rockwell Automation, Inc.	1,827	314,226
Yaskawa Electric Corp.	7,200	278,692
		1,503,836

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2019 (Continued)

	Shares	Value
Miscellaneous Manufacturing - 5.51%
Axon Enterprise, Inc. (a)(b)	5,274	$269,660
Fabrinet (a)	5,661	318,318
		587,978
Semiconductors - 23.40%
Advanced Micro Devices, Inc. (a)(b)	17,352	588,752
AMS AG (a)	12,213	545,964
NVIDIA Corp.	1,782	358,218
SK Hynix, Inc.	4,329	305,108
STMicroelectronics NV	15,768	357,700
Teradyne, Inc.	5,544	339,404
		2,495,146
Software - 8.34%
BlackBerry Ltd. (a)	44,208	232,267
Cerence, Inc. (a)	2,193	33,992
LAIX, Inc. - ADR (a)	102,141	337,066
Nuance Communications, Inc. (a)	17,550	286,416
		889,741
Telecommunications - 2.96%
HTC Corp.	261,000	315,527
TOTAL COMMON STOCKS (Cost $10,930,363)		10,656,557

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.52%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	3,254,675	3,254,675
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,254,675)		3,254,675

SHORT TERM INVESTMENTS - 0.06%
Money Market Funds - 0.06%
Fidelity Government Portfolio - Class I, 1.73% (c)	6,769	6,769
TOTAL SHORT TERM INVESTMENTS (Cost $6,769)		6,769

Total Investments (Cost $14,191,807) - 130.52%		13,918,001
Liabilities in Excess of Other Assets - (30.52)%		(3,254,257)
TOTAL NET ASSETS - 100.00%		$10,663,744

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

October 31, 2019 (Continued)

Country	% of Net Assets
Austria	5.12%
Canada	2.18
China	7.87
Japan	13.69
South Korea	2.86
Switzerland	3.35
Taiwan	2.96
Thailand	2.99
United States	58.92
Total Country	99.94
Investments Purchased with Proceeds From Securities Lending	30.52
Short Term Investments	0.06
Total Investments	130.52
Liabilities in Excess of Other Assets	(30.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $3,181,746, or 29.84% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2019

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Assets:
Investments, at value (a)(b)	$375,111,290	$19,225,637	$9,076,733	$13,918,001
Dividends, interest and other receivables	7,407	3,590	3,218	4,623
Receivable for investments sold	4,953,351	–	–	–
Receivable for fund shares sold	9,952,290	–	–	–
Securities lending income receivable	26,556	1,889	560	1,903
Prepaid expenses	7,634	–	–	–
Total Assets	390,058,528	19,231,116	9,080,511	13,924,527

Liabilities:
Payable for fund shares redeemed	4,976,145	–	–	–
Payable for collateral upon return of securities loaned	58,024,517	4,849,364	1,298,331	3,254,675
Payable to Adviser	184,754	7,246	5,373	6,108
Payable to Trustees	4,700	–	–	–
Payable to Custodian	2,844	–	–	–
Accrued expenses and other liabilities	117,254	–	–	–
Total Liabilities	63,310,214	4,856,610	1,303,704	3,260,783
Net Assets	$326,748,314	$14,374,506	$7,776,807	$10,663,744

Net Assets Consist of:
Paid-in capital	$476,719,588	$25,696,145	$11,662,742	$12,751,395
Total distributable earnings/(accumulated deficit)	(149,971,274)	(11,321,639)	(3,885,935)	(2,087,651)
Net Assets	$326,748,314	$14,374,506	$7,776,807	$10,663,744

Net Asset Value:
Net assets	$326,748,314	$14,374,506	$7,776,807	$10,663,744
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	9,850,000	650,002	400,000	450,001
Net asset value price per share	$33.17	$22.11	$19.44	$23.70

(a) Cost of investments	$351,512,713	$18,859,218	$8,913,144	$14,191,807
(b) Including securities on loan at a value of	56,503,123	4,737,134	1,230,949	3,181,746

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2019

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Investment Income:
Dividends	$2,149,149	$427,385	$77,648	$77,513
Less: Foreign witholding taxes and issuance fees	(25,023)	–	(693)	(8,326)
Interest	20,508	1,140	521	533
Securities lending income, net	274,491	20,671	7,365	7,301
Total Investment Income	2,419,125	449,196	84,841	77,021

Expenses:
Investment advisory fee	2,855,443	124,859	82,317	86,234
Professional fees	141,217	–	–	–
Administration fees	24,244	–	–	–
Fund accounting fees	3,125	–	–	–
Trustees fees and expenses	25,521	–	–	–
Printing and mailing expenses	45,756	–	–	–
Custody fees	17,129	–	–	–
Insurance expense	16,319	–	–	–
Tax expense	–	2,877	–	–
Other expenses	53,212	–	–	–
Total Expenses Before Expense Limitation	3,181,966	127,736	82,317	86,234
Net advisory recoupment/(waivers)	81,398	–	–	–
Net Expenses	3,263,364	127,736	82,317	86,234
Net Investment Income/(Loss)	(844,239)	321,460	2,524	(9,213)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(92,604,310)	(5,642,452)	(2,155,868)	(1,550,048)
Redemptions sold in-kind	84,917,619	1,230,593	1,733,297	441,610
Investments in affiliates	–	(221,702)	–	–
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency transactions	27,301,608	3,629,265	222,838	1,497,290
Investments in affiliates	–	225,862	–	–
Net Realized and Unrealized Gain/(Loss)	19,614,917	(778,434)	(199,733)	388,852
Net Increase/(Decrease) in Net Assets Resulting From Operations	$18,770,678	$(456,974)	$(197,209)	$379,639

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Year Ended	Year Ended
	October 31, 2019	October 31, 2018

Operations:
Net investment income/(loss)	$(844,239)	$(1,674,366)
Net realized gain/(loss)	(7,686,691)	(30,017,508)
Net change in unrealized appreciation/(depreciation)	27,301,608	(19,992,056)
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,770,678	(51,683,930)

Distributions to Shareholders:
Net distributions to shareholders	–	(477,422)

Fund Share Transactions:
Proceeds from shares sold	467,926,580	824,544,395
Cost of shares redeemed	(600,400,200)	(513,641,950)
Transaction fees (see Note 5)	61	341
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(132,473,559)	310,902,786
Total Increase/(Decrease) in Net Assets	$(113,702,881)	$258,741,434

Net Assets:
Beginning of period	$440,451,195	$181,709,761
End of period	$326,748,314	440,451,195

Change in Shares Outstanding:
Shares sold	14,350,000	23,500,000
Shares redeemed	(18,600,000)	(14,850,000)
Net Increase/(Decrease)	(4,250,000)	8,650,000

(a) Since Commencement of Operations on December 20, 2017.
(b) Since Commencement of Operations on September 12, 2018.
(c) Since Commencement of Operations on July 24, 2018.

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR ETFs TRUST

Innovator IBD® ETF Leaders ETF			Innovator IBD® Breakout Opportunities ETF			Innovator Loup Frontier Tech ETF
Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
October 31, 2019	October 31, 2018	(a)	October 31, 2019	October 31, 2018	(b)	October 31, 2019	October 31, 2018	(c)

$321,460	$(13,921)		$2,524	$(4,450)		$(9,213)	$(6,260)
(4,633,561)	(3,845,865)		(422,571)	(2,004,288)		(1,108,438)	(1,617)
3,855,127	(3,488,708)		222,838	(59,249)		1,497,290	(1,771,131)
(456,974)	(7,348,494)		(197,209)	(2,067,987)		379,639	(1,779,008)

(250,719)	(36,672)		(21,386)	–		–	–

16,379,315	140,583,835		18,753,765	12,338,055		1,201,775	15,611,540
(33,964,300)	(100,531,485)		(18,863,150)	(2,165,295)		(3,441,415)	(1,311,490)
–	–		14	–		–	2,703
(17,584,985)	40,052,350		(109,371)	10,172,760		(2,239,640)	14,302,753
$(18,292,678)	$32,667,184		$(327,966)	$8,104,773		$(1,860,001)	$12,523,745

$32,667,184	$–		$8,104,773	$–		$12,523,745	$–
$14,374,506	$32,667,184		$7,776,807	$8,104,773		$10,663,744	$12,523,745

750,000	5,450,002		950,000	500,000		50,000	600,001
(1,550,000)	(4,000,000)		(950,000)	(100,000)		(150,000)	(50,000)
(800,000)	1,450,002		–	400,000		(100,000)	550,001

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:		Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss)(j)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Paid from net investment income	Total Distributions Paid
Innovator IBD® 50 ETF
For the year ended 10/31/2019	$31.24	(0.07)	2.00		1.93	–	(f)	–	–
For the year ended 10/31/2018	$33.34	(0.12)	(1.92)		(2.04)	–	(f)	(0.06)	(0.06)
For the period ended 10/31/2017 (e)	$23.95	0.03	9.36		9.39	–		–	–
For the year ended 11/30/2016	$23.54	(0.06)	0.47		0.41	–		–	–
For the period 4/8/15 (d) - 11/30/15	$25.00	(0.04)	(1.42)		(1.46)	–		–	–

Innovator IBD® ETF Leaders ETF
For the year ended 10/31/2019	$22.53	0.34	(0.52	)(k)	(0.18)	–		(0.24)	(0.24)
For the period 12/20/17 (d) - 10/31/18	$25.07	0.02	(2.51)		(2.49)	–		(0.05)	(0.05)

Innovator IBD® Breakout Opportunities ETF
For the year ended 10/31/2019	$20.26	– (f)	(0.78)		(0.78)	–	(f)	(0.04)	(0.04)
For the period 9/12/18 (d) - 10/31/18	$25.00	(0.01)	(4.73)		(4.74)	–		–	–

Innovator Loup Frontier Tech ETF
For the year ended 10/31/2019	$22.77	(0.02)	0.95		0.93	–		–	–
For the period 7/24/18 (d) - 10/31/18	$25.00	(0.01)	(2.22)		(2.23)	–	(f)	–	–

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d)Commencement of operations.
(e)The period ended October 31, 2017 consists of eleven months due to the Fund's fiscal year end change.
(f)Amount represents less than $0.01 per share.
(g)Excludes in-kind transactions associated with creations and redemptions of the Funds.

(h)Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(i)The ratio of net expenses to average net assets includes tax expense of 0.01%.
(j)Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

(k)Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (c)		Expenses, net of waivers/ recoupment (c)		Net investment income/ (loss) (h)	Portfolio turnover rate (b)(g)

1.93	$33.17	6.20%	$326,748	0.78%		0.80%		-0.21%	786%
(2.10)	$31.24	(6.15)%	$440,451	0.84%		0.80%		(0.43)%	719%
9.39	$33.34	39.17%	$181,710	1.03%		0.80%		(0.24)%	501%
0.41	$23.95	1.78%	$35,931	1.13%		0.80%		(0.14)%	1,041%
(1.46)	$23.54	(5.84)%	$70,612	1.13%		0.80%		(0.34)%	546%

(0.42)	$22.11	(0.73)%	$14,375	0.61%	(i)	0.61%	(i)	1.54%	1079%
(2.54)	$22.53	(9.95)%	$32,667	0.60%		0.60%		(0.03)%	619%

(0.82)	$19.44	(3.84)%	$7,777	0.80%		0.80%		0.02%	1777%

(4.74)	$20.26	(18.95)%	$8,105	0.80%		0.80%		(0.38)%	289%

0.93	$23.70	4.07%	$10,664	0.70%		0.70%		-0.07%	107%
(2.23)	$22.77	(8.92)%	$12,524	0.70%		0.70%		(0.23)%	53%

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which four are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019
Innovator MSCI EAFE Power Buffer ETF – July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019
Innovator Nasdaq-100 Power Buffer ETF – October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF – October	KOCT	September 30, 2019

34

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders.  The Funds list and principally trade their shares on NYSE Arca, Inc. (“NYSE” or the “Exchange”). FFTY seeks to track, before fees and expenses, the performance of the IBD® 50 Index. LDRS seeks to track, before fees and expenses, the performance of the IBD® ETF Leaders Index. BOUT seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index. LOUP seeks to track, before fees and expenses, the performance of the LOUP Frontier Tech Index.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Shares of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of October 31, 2019:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$290,652,705	$–	$–	$290,652,705
Real Estate Investment Trusts	25,266,769	–	–	25,266,769
Investments Purchased with Proceeds From Securities Lending	–	58,024,517	–	58,024,517
Short Term Investments	1,167,299	–	–	1,167,299
Total Assets	$317,086,773	$58,024,517	$–	$375,111,290

LDRS
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$14,352,734	$–	$–	$14,352,734
Investments Purchased with Proceeds From Securities Lending	–	4,849,364	–	4,849,364
Short Term Investments	23,539	–	–	23,539
Total Assets	$14,376,273	$4,849,364	$–	$19,225,637

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$7,603,334	$–	$–	$7,603,334
Real Estate Investment Trusts	126,592	–	–	126,592
Investments Purchased with Proceeds From Securities Lending	–	1,298,331	–	1,298,331
Short Term Investments	48,476	–	–	48,476
Total Assets	$7,778,402	$1,298,331	$–	$9,076,733

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$10,656,557	$–	$–	$10,656,557
Investments Purchased with Proceeds From Securities Lending	–	3,254,675	–	3,254,675
Short Term Investments	6,769	–	–	6,769
Total Assets	$10,663,326	$3,254,675	$–	$13,918,001

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the reporting period.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year ended October 31, 2019, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2019, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since the fiscal year ended November 30, 2015, as applicable.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital.
These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2019, the Funds made the following permanent book-to-tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings/	Pain-In
	(Accumulated Deficit)	Capital
FFTY	$(58,257,147)	$58,257,147
LDRS	(1,031,939)	1,031,939
BOUT	(1,688,120)	1,688,120
LOUP	(346,707)	346,707

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  FFTY, BOUT and LOUP intend to pay out dividends from their net investment income, if any, annually. LDRS intends to pay out dividends from its net investment income, if any, quarterly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to LDRS, BOUT and LOUP, LDRS pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.60%, BOUT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.80% and LOUP pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%. During the term of the Advisory Agreement, the Adviser pays all expenses of LDRS, BOUT and LOUP, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Penserra Capital Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until May 9, 2020. Pursuant to the Expense Limitation Agreement, the Adviser is entitled to recoup any fees that the Adviser waived and/or Fund expense payments that the Adviser paid under the Expense Limitation Agreement for FFTY subsequent to May 9, 2017, for a monthly rolling period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the year ended October 31, 2019, the Adviser waived $29,673 of their advisory fees for FFTY and recouped $111,071 of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2021	FYE 10/31/2022	Total
FFTY	$107,490	$29,673	$137,163

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

4.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2019, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
FFTY	$–	$3,357,354,874	$–	$3,209,743,726
LDRS	–	224,396,744	–	224,558,240
BOUT	–	178,946,850	–	179,292,145
LOUP	–	13,114,384	–	13,163,261

For the year ended October 31, 2019, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
FFTY	$303,363,392	$595,261,220
LDRS	16,331,717	33,706,087
BOUT	18,690,103	18,506,939
LOUP	1,078,981	3,290,020

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. FFTY, LDRS and BOUT each charge a $250 transaction fee on creations and redemptions of the respective Fund. LOUP charges a $500 transaction fee on creations and redemptions of the Fund. An additional charge may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.	SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

As of October 31, 2019, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$56,503,123	$58,024,517	$274,491
LDRS	4,737,134	4,849,364	20,671
BOUT	1,230,949	1,298,331	7,365
LOUP	3,181,746	3,254,675	7,301

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

7.	FEDERAL INCOME TAX INFORMATION

At October 31, 2019, the cost of investments and net unrealized appreciation/
(depreciation) for federal income tax purposes were as follows:

	FFTY	LDRS	BOUT	LOUP

Cost of Portfolio	$361,816,011	$18,906,466	$9,097,873	$14,258,572
Gross Unrealized Appreciation	$25,266,178	$392,479	$208,835	$1,166,904
Gross Unrealized Depreciation	(11,970,825)	(73,308)	(229,975)	(1,507,510)
Net Unrealized Appreciation / (Depreciation)	$13,295,353	$319,171	$(21,140)	$(340,606	)(a)

(a) Includes foreign currency unrealized.

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals and differences in the tax treatment of passive foreign investment companies.

As of October 31, 2019, the components of undistributed or accumulated earnings/loss on a tax basis were as follows:

	FFTY	LDRS	BOUT	LOUP

Accumulated Capital and Other Losses	$(163,266,627)	$(11,663,835)	$(3,864,795)	$(1,747,045)
Other Gains / (Losses)	–	–	–	–
Undistributed Net Ordinary Income	–	23,025	–	–
Unrealized Appreciation/(Depreciation) on Investments	13,295,353	319,171	(21,140)	(340,606)
Total Distributable Earnings/(Accumulated Deficit)	$(149,971,274)	$(11,321,639)	$(3,885,935)	$(2,087,651)

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2019, the Funds deferred the following qualified late year ordinary losses:

	FFTY	LDRS	BOUT	LOUP

Late Year Ordinary Losses	890,908	–	8,986	18,296

At October 31, 2019, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	FFTY	LDRS	BOUT	LOUP

Indefinite Short-Term	$162,344,708	$11,663,835	$3,855,809	$1,559,780
Indefinite Long-Term	–	–	–	168,969

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

The tax character of the distributions paid by the Funds during the fiscal periods ended October 31, 2019 and October 31, 2018 were as follows:

	FFTY		LDRS		BOUT		LOUP
	2019	2018	2019	2018	2019	2018	2019	2018
Distributions paid from:
Net Ordinary Income	$–	$477,422	$250,719	$36,672	$21,386	$–	$–	$–
Net Long-Term Capital Gains	–	–	–	–	–	–	–	–
Return of Capital	–	–	–	–	–	–	–	–
Total Distributions Paid	$–	$477,422	$250,719	$36,672	$21,386	$–	$–	$–

8.     TRANSACTIONS WITH AFFILIATES

LDRS had the following transactions during the period ended October 31, 2019 with the affiliated FFTY Fund:

	Share Activity				Period Ended October 31, 2019
Security Name	Balance November 1, 2018	Purchases	Sales	Balance October 31, 2019	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Innovator IBD® 50 ETF	37,960	–	37,960	–	$–	$–	$(221,702)	$225,862

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

9.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements (ASU 2018-13). The amendments in ASU 2018-13 modify the disclosure requirements on fair value measurements in Topic 820. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

10.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innovator IBD® 50 ETF, Innovator IBD® ETF Leaders ETF, Innovator IBD® Breakout Opportunities ETF and Innovator Loup Frontier Tech ETF and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Innovator IBD® 50 ETF, Innovator IBD® ETF Leaders ETF, Innovator IBD® Breakout Opportunities ETF and Innovator Loup Frontier Tech ETF (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended for Innovator IBD® 50 ETF, and the financial highlights for each of the two periods in the period then ended for Innovator IBD® ETF Leaders ETF, Innovator IBD® Breakout Opportunities ETF and Innovator Loup Frontier Tech ETF (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of Innovator IBD® 50 ETF for the periods ended November 30, 2016, and prior, were audited by other auditors whose report dated January 27, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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INNOVATOR ETFs TRUST

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 20, 2019

49

 INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019-present), Founding Principal and President (2001-2019), Timothy Financial Counsel, Inc.	34	None
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	34	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	34	MB Financial Bank (2003- 2019); Missionary Furlough Homes, Inc. (since 2008).

50

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (2017-present).	34	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	34	Independent Trustee, ETF Managers Group, LLC (2012-2018)
James Nash (c) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016).	34	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

51

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INNOVATOR IBD® 50 ETF AND INNOVATOR IBD® ETF LEADERS ETF

At a quarterly in-person Board meeting held on June 27, 2019, the Trust’s Board considered renewal of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator IBD® 50 ETF and Innovator IBD® ETF Leaders ETF (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate or management fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

52

INNOVATOR ETFs TRUST

In evaluating whether to renew the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Penserra pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Penserra, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Penserra’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Penserra’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Penserra and noted the background and experience of Penserra’s portfolio management team and Penserra’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser and Penserra under the agreements were satisfactory.

The Board considered the historical investment performance of each of the Funds. For the one-year period ended March 31, 2019, the IBD 50 ETF had a return of 0.69% at NAV and 0.60% at Market while the Fund’s tracking index, the IBD 50 Index, had a return of 1.51%. For the one-year period ended March 31, 2019, the IBD ETF Leaders ETF had a return of -12.10% at NAV and -12.12% at Market while the Fund’s tracking index, the IBD ETF Leaders Index, had a return of -11.45%. For the one-year period ended April 30, 2019, the IBD 50 ETF and IBD ETF Leaders ETF had an annualized tracking error (NAV return to Index return) of 0.49% and 0.12%, respectively.

The Board considered the unitary fee rate or management fee rate, as applicable, currently paid by each Fund under the investment management agreement for the services provided.

The Board noted that the Adviser would continue to be responsible for the IBD ETF Leaders ETF’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Penserra to other funds (including ETFs) and non-fund clients, as applicable.

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee or management fee for each of the Funds, including the fee rate to be paid by the Adviser to Penserra from the unitary fee or management fee, was fair.

53

INNOVATOR ETFs TRUST

The Board noted that the respective unitary fee or management fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Penserra, but that the unitary fee and management fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Penserra. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Penserra were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the renewal of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

54

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.     INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

55

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

6.     TAX NOTICE

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2019, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
LDRS	50.42	48.93
BOUT	100.00	100.00
LOUP	0.00	0.00

For the taxable year ended October 31, 2019, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

56

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Annual Report

INNOVATOR S&P 500®
DEFINED OUTCOME FUNDS

October 31, 2019
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	6
Expense Example	48
Schedules of Investments and Options Written	50
Statements of Assets and Liabilities	98
Statements of Operations	104
Statements of Changes in Net Assets	110
Financial Highlights	122
Notes to Financial Statements	128
Report of Independent Registered Public Accounting Firm	151
Trustees and Officers	153
Board Considerations Regarding Approval of Investment Management Agreement	155
Additional Information	161

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended October 31, 2019.

As we celebrate the one-year anniversary of our S&P 500 Defined Outcome ETFs, it is hard to imagine that our concept began in response to interesting payoffs only offered through bank and insurance products. Importantly, what we have sought to deliver is a product that from the day a client invests, delivers exactly what it says it will. Investors are now able to participate with the market on the upside to a cap, with a built-in buffer. With those tools, our advisors and their clients are now able to work together to determine which of these investment options works best for their needs.

Over the year, the July and October S&P 500 Defined Outcome ETF series successfully completed their outcome periods, performing exactly as expected, matching the returns of the S&P 500 Index before fees and expenses, with significantly less volatility and lower drawdowns.

If you had asked us a year ago what the S&P 500 would be doing in 2019, we would not have expected the S&P to have returned over 23% on a total return basis. Rather than time the market, our products continue to allow investors to participate in market appreciation with an assurance of a buffer when the market experiences sell-offs.

There is no shortage of recent news that could affect the markets in 2020, including the presidential elections here in the US. We have no crystal ball to tell you who will win, however, we believe the increased volatility that we have become accustomed to, will continue. Staying the course with our one-year Defined Outcome ETFs will enable our advisors and clients to stay out of the noise and maintain focus on long-term financial goals.

We at Innovator remain grateful for the trust and support you have put in us and wish you a happy holiday season.

Sincerely,

Bruce Bond

Chief Executive Officer

Letter to Shareholders (Unaudited) (Continued)

The views in this report were those of the Fund’s CEO as of October 31, 2019 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The funds seek to generate returns that match the returns of its benchmark Index, up to the Cap on potential upside returns, while limiting downside losses, over the course of a 1-year period. There is no guarantee the fund will achieve its investment objective. The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Investing involves risks. Loss of principal is possible. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, trading issues risk, upside participation risk and valuation risk. For a detail list of fund risks see the prospectus.

Letter to Shareholders (Unaudited) (Continued)

FLEX Options Risk The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation OCC. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

These Funds are designed to provide point-to-point exposure to the price return of the S&P 500 via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the S&P 500 during the interim period.

Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the funds’ for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. The Funds’ website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against Index losses during the Outcome Period. You will bear all Index losses exceeding 9, 15 or 30%. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

The Fund's investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – January from its inception (December 31, 2018) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF – January
NAV Return	18.38%
Market Return	18.33%
S&P 500® Index	21.17%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – April from its inception (March 29, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF – April
NAV Return	6.78%
Market Return	6.65%
S&P 500® Index	7.17%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – June from its inception (May 31, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF – June
NAV Return	8.10%
Market Return	8.08%
S&P 500® Index	10.37%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – July from its inception (August 28, 2018) to October 31, 2019 as compared with the S&P 500® Index.

	Average Annual Total Returns as of October 31, 2019
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF – July
NAV Return	7.89%	3.47%
Market Return	7.89%	3.41%
S&P 500® Index	12.02%	4.10%

(a)	Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – August from its inception (July 31, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF – August
NAV Return	1.94%
Market Return	1.75%
S&P 500® Index	1.92%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – September from its inception (August 30, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF – September
NAV Return	2.91%
Market Return	2.82%
S&P 500® Index	3.80%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – October from its inception (September 28, 2018) to October 31, 2019 as compared with the S&P 500® Index.

	Average Annual Total Returns as of October 31, 2019
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF – October
NAV Return	7.48%	2.57%
Market Return	8.14%	2.81%
S&P 500® Index	12.02%	3.88%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – January from its inception (December 31, 2018) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF – January
NAV Return	12.15%
Market Return	12.02%
S&P 500® Index	21.17%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – April from its inception (March 29, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF – April
NAV Return	5.44%
Market Return	5.33%
S&P 500® Index	7.17%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – June from its inception (May 31, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF – June
NAV Return	5.58%
Market Return	5.53%
S&P 500® Index	10.37%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – July from its inception (August 7, 2018) to October 31, 2019 as compared with the S&P 500® Index.

	Average Annual Total Returns as of October 31, 2019
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF – July
NAV Return	6.53%	3.83%
Market Return	6.43%	3.74%
S&P 500® Index	12.02%	5.05%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – August from its inception (July 31, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF – August
NAV Return	1.65%
Market Return	1.92%
S&P 500® Index	1.92%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – September from its inception (August 30, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF – September
NAV Return	2.29%
Market Return	2.32%
S&P 500® Index	3.80%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – October from its inception (September 28, 2018) to October 31, 2019 as compared with the S&P 500® Index.

	Average Annual Total Returns as of October 31, 2019
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF – October
NAV Return	6.90%	2.51%
Market Return	6.29%	2.54%
S&P 500® Index	12.02%	3.88%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – January from its inception (December 31, 2018) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF – January
NAV Return	10.39%
Market Return	10.29%
S&P 500® Index	21.17%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – April from its inception (March 29, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF – April
NAV Return	5.07%
Market Return	5.04%
S&P 500® Index	7.17%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – June from its inception (May 31, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF – June
NAV Return	5.19%
Market Return	5.16%
S&P 500® Index	10.37%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – July from its inception (August 7, 2018) to October 31, 2019 as compared with the S&P 500® Index.

	Average Annual Total Returns as of October 31, 2019
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF – July
NAV Return	6.62%	3.66%
Market Return	6.42%	3.57%
S&P 500® Index	12.02%	5.05%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – August from its inception (July 31, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF – August
NAV Return	1.64%
Market Return	1.58%
S&P 500® Index	1.92%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – September from its inception (August 30, 2019) to October 31, 2019 as compared with the S&P 500® Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF – September
NAV Return	1.76%
Market Return	1.73%
S&P 500® Index	3.80%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – October from its inception (September 28, 2018) to October 31, 2019 as compared with the S&P 500® Index.

	Average Annual Total Returns as of October 31, 2019
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF – October
NAV Return	5.98%	2.11%
Market Return	5.32%	2.10%
S&P 500® Index	12.02%	3.88%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to October 31, 2019 for each Fund.

Actual Expenses (a)

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses
	Beginning Account Value	Ending Account Value	Paid During the Period
Innovator S&P 500® Buffer ETF – January (NAV)	$1,000.00	$1,040.90	$4.06	(b)
Innovator S&P 500® Buffer ETF – April (NAV)	1,000.00	1,032.60	4.05	(b)
Innovator S&P 500® Buffer ETF – June (NAV)	1,000.00	1,081.00	3.40	(c)
Innovator S&P 500® Buffer ETF – July (NAV)	1,000.00	1,020.70	4.02	(b)
Innovator S&P 500® Buffer ETF – August (NAV)	1,000.00	1,019.40	2.01	(d)
Innovator S&P 500® Buffer ETF – September (NAV)	1,000.00	1,029.10	1.30	(e)
Innovator S&P 500® Buffer ETF – October (NAV)	1,000.00	1,010.80	4.00	(b)
Innovator S&P 500® Power Buffer ETF – January (NAV)	1,000.00	1,030.70	4.04	(b)
Innovator S&P 500® Power Buffer ETF – April (NAV)	1,000.00	1,029.50	4.04	(b)
Innovator S&P 500® Power Buffer ETF – June (NAV)	1,000.00	1,055.80	3.36	(c)
Innovator S&P 500® Power Buffer ETF – July (NAV)	1,000.00	1,016.70	4.02	(b)
Innovator S&P 500® Power Buffer ETF – August (NAV)	1,000.00	1,016.50	2.01	(d)
Innovator S&P 500® Power Buffer ETF – September (NAV)	1,000.00	1,022.90	1.29	(e)
Innovator S&P 500® Power Buffer ETF – October (NAV)	1,000.00	1,009.00	4.00	(b)
Innovator S&P 500® Ultra Buffer ETF – January (NAV)	1,000.00	1,028.40	4.04	(b)
Innovator S&P 500® Ultra Buffer ETF – April (NAV)	1,000.00	1,025.60	4.03	(b)
Innovator S&P 500® Ultra Buffer ETF – June (NAV)	1,000.00	1,051.90	3.35	(c)
Innovator S&P 500® Ultra Buffer ETF – July (NAV)	1,000.00	1,018.10	4.02	(b)
Innovator S&P 500® Ultra Buffer ETF – August (NAV)	1,000.00	1,016.40	2.01	(d)
Innovator S&P 500® Ultra Buffer ETF – September (NAV)	1,000.00	1,017.60	1.29	(e)
Innovator S&P 500® Ultra Buffer ETF – October (NAV)	1,000.00	1,008.90	4.00	(b)

(a )	The Innovator S&P 500® Buffer, Power Buffer, and Ultra Buffer ETFs– November commenced operations on October 31, 2019 and therefore did not have actual performance and expenses as of October 31, 2019.
(b )	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).
(c )	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period since the Fund's inception).
(d )	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since the Fund's inception).
(e )	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period since the Fund's inception).

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2019 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator S&P 500® Buffer ETF – January (NAV)	$1,000.00	$1,021.22	$4.02
Innovator S&P 500® Buffer ETF – April (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Buffer ETF – June (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Buffer ETF – July (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Buffer ETF – August (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Buffer ETF – September (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Buffer ETF – October (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Buffer ETF – November (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Power Buffer ETF – January (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Power Buffer ETF – April (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Power Buffer ETF – June (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Power Buffer ETF – July (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Power Buffer ETF – August (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Power Buffer ETF – September (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Power Buffer ETF – October (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Power Buffer ETF – November (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Ultra Buffer ETF – January (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Ultra Buffer ETF – April (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Ultra Buffer ETF – June (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Ultra Buffer ETF – July (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Ultra Buffer ETF – August (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Ultra Buffer ETF – September (NAV)	1,000.00	1,021.22	4.02	(b)
Innovator S&P 500® Ultra Buffer ETF – October (NAV)	1,000.00	1,021.22	4.02
Innovator S&P 500® Ultra Buffer ETF – November (NAV)	1,000.00	1,021.22	4.02	(b)

(a)	Expenses are equal to the Funds’ annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).
(b)	For comparative purposes only as the Fund was not in operation for the full six month period.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 104.64% (a)
CALL OPTIONS – 102.83%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.16	120	$36,450,720	$18,317,640
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.43	300	9,112,800	4,579,800
			22,897,440
PUT OPTIONS – 1.81%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.32	60	18,225,360	300,840
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,506.91	60	18,225,360	20,460
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.87	150	4,556,400	75,450
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $250.70	150	4,556,400	5,100
			401,850
TOTAL PURCHASED OPTIONS (Cost $24,330,017)			23,299,290

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investments Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	65		65
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $665)			665

Total Investments (Cost $24,330,682) – 104.64%			23,299,955
Liabilities in Excess of Other Assets – (4.64)%			(1,032,744)
TOTAL NET ASSETS – 100.00%			$22,267,211

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	104.64%
Short Term Investments	0.00 (b)
Total Investments	104.64
Liabilities in Excess of Other Assets (d)	(4.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,065.94	60	$(18,225,360)	$(250,680)
SPX S&P 500® Index	12/31/2019	3,008.32	60	(18,225,360)	(465,360)
XSP S&P 500® Mini Index	12/31/2019	306.59	150	(4,556,400)	(62,700)
XSP S&P 500® Mini Index	12/31/2019	300.87	150	(4,556,400)	(115,950)
					(894,690)
Put Options
SPX S&P 500® Index	12/31/2019	2,281.28	60	(18,225,360)	(8,280)
SPX S&P 500® Index	12/31/2019	1,504.16	120	(36,450,720)	(1,560)
XSP S&P 500® Mini Index	12/31/2019	228.13	150	(4,556,400)	(2,100)
XSP S&P 500® Mini Index	12/31/2019	150.43	300	(9,112,800)	(1,200)
					(13,140)
Total Options Written (Premiums Received $947,651)					$(907,830)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Investments

October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 101.74% (a)
CALL OPTIONS – 87.64%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.65	248	$75,331,488	$32,901,664
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.08	248	7,533,248	3,289,720
			36,191,384
PUT OPTIONS – 14.10%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.31	124	37,665,744	4,545,468
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,834.4	124	37,665,744	745,860
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.17	124	3,766,624	454,956
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $283.45	124	3,766,624	74,648
			5,820,932
TOTAL PURCHASED OPTIONS (Cost $44,583,272)			42,012,316

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investments Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	98		98
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $698)			698

Total Investments (Cost $44,583,970) – 101.74%			42,013,014
Liabilities in Excess of Other Assets – (1.74)%			(718,392)
TOTAL NET ASSETS – 100.00%			$41,294,622

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Investments

October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	101.74%
Short Term Investments	0.00 (b)
Total Investments	101.74
Liabilities in Excess of Other Assets (d)	(1.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Represents annualized seven–day yield as of the end of the reporting period.
(c) Includes Options Written.

Schedule of Investments
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.31	124	$(37,665,744)	$(60,512)
SPX S&P 500® Index	3/31/2020	3,323.12	124	(37,665,744)	(121,644)
XSP S&P 500® Mini Index	3/31/2020	340.17	124	(3,766,624)	(6,076)
XSP S&P 500® Mini Index	3/31/2020	332.31	124	(3,766,624)	(12,152)
					(200,384)
Put Options
SPX S&P 500® Index	3/31/2020	2,579.29	124	(37,665,744)	(319,672)
SPX S&P 500® Index	3/31/2020	1,700.65	248	(75,331,488)	(21,576)
XSP S&P 500® Mini Index	3/31/2020	257.93	124	(3,766,624)	(31,992)
XSP S&P 500® Mini Index	3/31/2020	170.08	248	(7,533,248)	(2,232)
					(375,472)
Total Options Written (Premiums Received $601,329)					$(575,856)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 103.90% (a)
CALL OPTIONS – 92.08%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.26	28	$8,505,168	$3,837,067
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.14	42	1,275,792	575,502
			4,412,569
PUT OPTIONS – 11.82%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.52	14	4,252,584	400,747
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,752.08	14	4,252,584	91,734
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.29	21	637,896	60,176
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $275.22	21	637,896	13,764
			566,421
TOTAL PURCHASED OPTIONS (Cost $5,353,925)			4,978,990

SHORT TERM INVESTMENTS – 0.02%	Shares
MONEY MARKET FUNDS – 0.02%
Fidelity Investments Money Market Government Portfolio – Class I, 1.73% (b)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (b)	100		100
First American Government Obligations Fund – Class X, 1.75% (b)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (b)	113		113
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (b)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $713)			713

Total Investments (Cost $5,354,638) – 103.92%			4,979,703
Liabilities in Excess of Other Assets – (3.92)%			(187,723)
TOTAL NET ASSETS – 100.00%			$4,791,980

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	103.90%
Short Term Investments	0.02
Total Investments	103.92
Liabilities in Excess of Other Assets (c)	(3.92)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange–Traded.
(b)	Represents annualized seven–day yield as of the end of the reporting period.
(c)	Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.52	14	$(4,252,584)	$(32,824)
SPX S&P 500® Index	5/29/2020	3,204.79	14	(4,252,584)	(70,591)
XSP S&P 500® Mini Index	5/29/2020	330.29	21	(637,896)	(4,908)
XSP S&P 500® Mini Index	5/29/2020	320.48	21	(637,896)	(10,588)
					(118,911)
Put Options
SPX S&P 500® Index	5/29/2020	2,504.38	14	(4,252,584)	(44,947)
SPX S&P 500® Index	5/29/2020	1,651.26	28	(8,505,168)	(4,525)
XSP S&P 500® Mini Index	5/29/2020	250.44	21	(637,896)	(6,742)
XSP S&P 500® Mini Index	5/29/2020	165.14	42	(1,275,792)	(679)
					(56,893)
Total Options Written (Premiums Received $134,168)					$(175,804)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 103.19% (a)
CALL OPTIONS – 83.01%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.82	540	$164,028,240	$68,016,342
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.50	112	3,402,112	1,410,513
			69,426,855
PUT OPTIONS – 20.18%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.65	270	82,014,120	13,307,662
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,941.35	270	82,014,120	3,228,519
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $353.00	56	1,701,056	276,197
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $294.14	56	1,701,056	66,970
			16,879,348
TOTAL PURCHASED OPTIONS (Cost $89,939,517)			86,306,203

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	583		583
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,183)			1,183

Total Investments (Cost $89,940,700) – 103.19%			86,307,386
Liabilities in Excess of Other Assets – (3.19)%			(2,668,160)
TOTAL NET ASSETS – 100.00%			$83,639,226

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	103.19%
Short Term Investments	0.00 (b)
Total Investments	103.19
Liabilities in Excess of Other Assets (d)	(3.19)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange–Traded.
(b)	Less than 0.005%.
(c)	Represents annualized seven–day yield as of the end of the reporting period.
(d)	Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.65	270	$(82,014,120)	$(174,152)
SPX S&P 500® Index	6/30/2020	3,353.13	270	(82,014,120)	(557,795)
XSP S&P 500® Mini Index	6/30/2020	353.00	56	(1,701,056)	(3,605)
XSP S&P 500® Mini Index	6/30/2020	335.31	56	(1,701,056)	(11,572)
					(747,124)
Put Options
SPX S&P 500® Index	6/30/2020	2,676.62	270	(82,014,120)	(1,683,860)
SPX S&P 500® Index	6/30/2020	1,764.82	540	(164,028,240)	(169,676)
XSP S&P 500® Mini Index	6/30/2020	267.66	56	(1,701,056)	(34,923)
XSP S&P 500® Mini Index	6/30/2020	176.50	112	(3,402,112)	(3,521)
					(1,891,980)
Total Options Written (Premiums Received $2,536,929)					$(2,639,104)

(a) Exchange–Traded

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 103.78% (a)
CALL OPTIONS – 81.38%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.11	296	$89,911,776	$36,597,736
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.83	148	4,495,648	1,829,576
			38,427,312
PUT OPTIONS – 22.40%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.22	148	44,955,888	7,967,876
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,980.16	148	44,955,888	2,108,556
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.66	74	2,247,824	398,638
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $298.03	74	2,247,824	105,524
			10,580,594
TOTAL PURCHASED OPTIONS (Cost $51,264,512)			49,007,906

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	220		220
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $820)			820

Total Investments (Cost $51,265,332) – 103.78%			49,008,726
Liabilities in Excess of Other Assets – (3.78)%			(1,787,317)
TOTAL NET ASSETS – 100.00%			$47,221,409

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	103.78%
Short Term Investments	0.00 (b)
Total Investments	103.78
Liabilities in Excess of Other Assets (d)	(3.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.22	148	$(44,955,888)	$(92,352)
SPX S&P 500® Index	7/31/2020	3,385.45	148	(44,955,888)	(312,132)
XSP S&P 500® Mini Index	7/31/2020	357.66	74	(2,247,824)	(4,588)
XSP S&P 500® Mini Index	7/31/2020	338.55	74	(2,247,824)	(15,614)
					(424,686)
Put Options
SPX S&P 500® Index	7/31/2020	2,711.94	148	(44,955,888)	(1,136,048)
SPX S&P 500® Index	7/31/2020	1,788.11	296	(89,911,776)	(121,952)
XSP S&P 500® Mini Index	7/31/2020	271.19	74	(2,247,824)	(56,832)
XSP S&P 500® Mini Index	7/31/2020	178.83	148	(4,495,648)	(6,068)
					(1,320,900)
Total Options Written (Premiums Received $1,634,361)					$(1,745,586)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 104.46% (a)
CALL OPTIONS – 83.97%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.38	28	$8,505,168	$3,541,575
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.56	14	425,264	177,048
			3,718,623
PUT OPTIONS – 20.49%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.76	14	4,252,584	672,938
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,925.61	14	4,252,584	191,529
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.11	7	212,632	33,669
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $292.57	7	212,632	9,578
			907,714
TOTAL PURCHASED OPTIONS (Cost $4,695,862)			4,626,337

SHORT TERM INVESTMENTS – 0.02%	Shares
MONEY MARKET FUNDS – 0.02%
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (b)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (b)	100		100
First American Government Obligations Fund – Class X, 1.75% (b)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (b)	121		121
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (b)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $721)			721

Total Investments (Cost $4,696,583) – 104.48%			4,627,058
Liabilities in Excess of Other Assets – (4.48)%			(198,419)
TOTAL NET ASSETS – 100.00%			$4,428,639

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	104.46%
Short Term Investments	0.02
Total Investments	104.48
Liabilities in Excess of Other Assets (c)	(4.48)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Represents annualized seven–day yield as of the end of the reporting period.
(c) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.76	14	$(4,252,584)	$(16,630)
SPX S&P 500® Index	8/31/2020	3,337.23	14	(4,252,584)	(49,699)
XSP S&P 500® Mini Index	8/31/2020	351.11	7	(212,632)	(830)
XSP S&P 500® Mini Index	8/31/2020	333.72	7	(212,632)	(2,485)
					(69,644)
Put Options
SPX S&P 500® Index	8/31/2020	2,662.30	14	(4,252,584)	(107,215)
SPX S&P 500® Index	8/31/2020	1,755.38	28	(8,505,168)	(13,709)
XSP S&P 500® Mini Index	8/31/2020	266.23	7	(212,632)	(5,361)
XSP S&P 500® Mini Index	8/31/2020	175.56	14	(425,264)	(686)
					(126,971)
Total Options Written (Premiums Received $200,581)					$(196,615)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 104.89% (a)
CALL OPTIONS – 81.74%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.06	1,146	$348,104,376	$141,234,186
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.62	20	607,520	246,460
			141,480,646
PUT OPTIONS – 23.15%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.12	573	174,052,188	30,840,006
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,976.74	573	174,052,188	9,166,281
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.25	10	303,760	53,860
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $297.68	10	303,760	16,000
			40,076,147
TOTAL PURCHASED OPTIONS (Cost $184,850,150)			181,556,793

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	1,739		1,739
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,339)			2,339

Total Investments (Cost $184,852,489) – 104.89%			181,559,132
Liabilities in Excess of Other Assets – (4.89)%			(8,461,529)
TOTAL NET ASSETS – 100.00%			$173,097,603

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	104.89%
Short Term Investments	0.00 (b)
Total Investments	104.89
Liabilities in Excess of Other Assets (d)	(4.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.12	573	$(174,052,188)	$(615,402)
SPX S&P 500® Index	9/30/2020	3,397.04	573	(174,052,188)	(1,733,898)
XSP S&P 500® Mini Index	9/30/2020	357.25	10	(303,760)	(1,070)
XSP S&P 500® Mini Index	9/30/2020	339.70	10	(303,760)	(3,030)
					(2,353,400)
Put Options
SPX S&P 500® Index	9/30/2020	2,708.82	573	(174,052,188)	(5,444,646)
SPX S&P 500® Index	9/30/2020	1,786.06	1,146	(348,104,376)	(650,928)
XSP S&P 500® Mini Index	9/30/2020	270.88	10	(303,760)	(9,500)
XSP S&P 500® Mini Index	9/30/2020	178.62	20	(607,520)	(1,140)
					(6,106,214)
Total Options Written (Premiums Received $7,922,796)					$(8,459,614)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 105.27% (a)
CALL OPTIONS – 78.92%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.61	16	$4,860,096	$1,918,592
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $182.28	8	243,008	95,960
			2,014,552
PUT OPTIONS – 26.35%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.22	8	2,430,048	486,656
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,037.66	8	2,430,048	154,008
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.56	4	121,504	24,340
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $303.78	4	121,504	7,768
			672,772
TOTAL PURCHASED OPTIONS (Cost $2,687,444)			2,687,324

Total Investments (Cost $2,687,444) – 105.27%			2,687,324
Liabilities in Excess of Other Assets – (5.27)%			(134,594)
TOTAL NET ASSETS – 100.00%			$2,552,730

Asset Type	% of Net Assets
Purchased Options	105.27%
Total Investments	105.27
Liabilities in Excess of Other Assets (b)	(5.27)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.

(b) Includes Options Written.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.22	8	$(2,430,048)	$(7,272)
SPX S&P 500® Index	10/30/2020	3,463.83	8	(2,430,048)	(17,144)
XSP S&P 500® Mini Index	10/30/2020	364.56	4	(121,504)	(372)
XSP S&P 500® Mini Index	10/30/2020	346.38	4	(121,504)	(864)
					(25,652)
Put Options
SPX S&P 500® Index	10/30/2020	2,764.26	8	(2,430,048)	(90,376)
SPX S&P 500® Index	10/30/2020	1,822.61	16	(4,860,096)	(14,352)
XSP S&P 500® Mini Index	10/30/2020	276.43	4	(121,504)	(4,584)
XSP S&P 500® Mini Index	10/30/2020	182.28	8	(243,008)	(744)
					(110,056)
Total Options Written (Premiums Received $135,558)					$(135,708)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 110.51% (a)
CALL OPTIONS – 108.62%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.14	384	$116,642,304	$58,660,927
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.41	960	29,160,960	14,665,615
			73,326,542
PUT OPTIONS – 1.89%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.28	192	58,321,152	956,655
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,506.90	192	58,321,152	65,973
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.83	480	14,580,480	239,193
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $250.69	480	14,580,480	16,493
			1,278,314
TOTAL PURCHASED OPTIONS (Cost $85,487,654)			74,604,856

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	46		46
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $546)			546

Total Investments (Cost $85,488,200) – 110.51%			74,605,402
Liabilities in Excess of Other Assets – (10.51)%			(7,098,580)
TOTAL NET ASSETS – 100.00%			$67,506,822

Asset Type	% of Net Assets
Purchased Options	110.51%
Short Term Investments	0.00 (b)
Total Investments	110.51
Liabilities in Excess of Other Assets (d)	(10.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,008.28	192	$(58,321,152)	$(1,495,866)
SPX S&P 500® Index	12/31/2019	2,855.36	192	(58,321,152)	(3,874,204)
XSP S&P 500® Mini Index	12/31/2019	300.83	480	(14,580,480)	(373,899)
XSP S&P 500® Mini Index	12/31/2019	285.54	480	(14,580,480)	(968,381)
					(6,712,350)
Put Options
SPX S&P 500® Index	12/31/2019	2,130.87	192	(58,321,152)	(15,087)
SPX S&P 500® Index	12/31/2019	1,504.14	384	(116,642,304)	(2,863)
XSP S&P 500® Mini Index	12/31/2019	213.09	480	(14,580,480)	(3,772)
XSP S&P 500® Mini Index	12/31/2019	150.41	960	(29,160,960)	(715)
					(22,437)
Total Options Written (Premiums Received $2,881,147)					$(6,734,787)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 103.01% (a)
CALL OPTIONS – 88.75%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.63	788	$239,359,728	$104,525,048
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.06	788	23,936,288	10,452,820
			114,977,868
PUT OPTIONS – 14.26%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.27	394	119,679,864	14,431,826
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,834.39	394	119,679,864	2,366,364
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.13	394	11,968,144	1,443,222
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $283.44	394	11,968,144	236,794
			18,478,206
TOTAL PURCHASED OPTIONS (Cost $143,177,078)			133,456,074

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	4,328		4,328
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $4,928)			4,928

Total Investments (Cost $143,182,006) – 103.01%			133,461,002
Liabilities in Excess of Other Assets – (3.01)%			(3,900,225)
TOTAL NET ASSETS – 100.00%			$129,560,777

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	103.01%
Short Term Investments	0.00 (b)
Total Investments	103.01
Liabilities in Excess of Other Assets (d)	(3.01)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.27	394	$(119,679,864)	$(201,728)
SPX S&P 500® Index	3/31/2020	3,135.12	394	(119,679,864)	(2,274,956)
XSP S&P 500® Mini Index	3/31/2020	340.13	394	(11,968,144)	(20,094)
XSP S&P 500® Mini Index	3/31/2020	313.51	394	(11,968,144)	(227,338)
					(2,724,116)
Put Options
SPX S&P 500® Index	3/31/2020	2,409.23	394	(119,679,864)	(560,662)
SPX S&P 500® Index	3/31/2020	1,700.63	788	(239,359,728)	(87,468)
XSP S&P 500® Mini Index	3/31/2020	240.92	394	(11,968,144)	(55,948)
XSP S&P 500® Mini Index	3/31/2020	170.06	788	(23,936,288)	(8,668)
					(712,746)
Total Options Written (Premiums Received $3,054,797)					$(3,436,862)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 106.39% (a)
CALL OPTIONS – 94.29%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.24	120	$36,450,720	$16,444,808
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.12	180	5,467,680	2,466,793
			18,911,601
PUT OPTIONS – 12.10%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.48	60	18,225,360	1,717,295
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,752.07	60	18,225,360	393,136
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.25	90	2,733,840	257,609
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $275.21	90	2,733,840	58,975
			2,427,015
TOTAL PURCHASED OPTIONS (Cost $23,175,424)			21,338,616

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	159		159
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $759)			759

Total Investments (Cost $23,176,183) – 106.39%			21,339,375
Liabilities in Excess of Other Assets – (6.39)%			(1,282,248)
TOTAL NET ASSETS – 100.00%			$20,057,127

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	106.39%
Short Term Investments	0.00 (b)
Total Investments	106.39
Liabilities in Excess of Other Assets (d)	(6.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.48	60	$(18,225,360)	$(140,718)
SPX S&P 500® Index	5/29/2020	3,041.59	60	(18,225,360)	(801,081)
XSP S&P 500® Mini Index	5/29/2020	330.25	90	(2,733,840)	(21,104)
XSP S&P 500® Mini Index	5/29/2020	304.16	90	(2,733,840)	(120,156)
					(1,083,059)
Put Options
SPX S&P 500® Index	5/29/2020	2,339.26	60	(18,225,360)	(113,722)
SPX S&P 500® Index	5/29/2020	1,651.24	120	(36,450,720)	(19,394)
XSP S&P 500® Mini Index	5/29/2020	233.93	90	(2,733,840)	(17,060)
XSP S&P 500® Mini Index	5/29/2020	165.12	180	(5,467,680)	(2,909)
					(153,085)
Total Options Written (Premiums Received $764,289)					$(1,236,144)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 103.75% (a)
CALL OPTIONS – 83.46%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.80	610	$185,291,160	$76,834,463
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.48	14	425,264	176,341
			77,010,804
PUT OPTIONS – 20.29%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.61	305	92,645,580	15,031,572
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,941.34	305	92,645,580	3,646,946
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $352.96	7	212,632	34,498
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $294.13	7	212,632	8,369
			18,721,385
TOTAL PURCHASED OPTIONS (Cost $97,016,926)			95,732,189

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	273		273
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $873)			873

Total Investments (Cost $97,017,799) – 103.75%			95,733,062
Liabilities in Excess of Other Assets – (3.75)%			(3,460,132)
TOTAL NET ASSETS – 100.00%			$92,272,930

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	103.75%
Short Term Investments	0.00 (b)
Total Investments	103.75
Liabilities in Excess of Other Assets (d)	(3.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.61	305	$(92,645,580)	$(196,772)
SPX S&P 500® Index	6/30/2020	3,202.53	305	(92,645,580)	(1,880,340)
XSP S&P 500® Mini Index	6/30/2020	352.96	7	(212,632)	(452)
XSP S&P 500® Mini Index	6/30/2020	320.25	7	(212,632)	(4,316)
					(2,081,880)
Put Options
SPX S&P 500® Index	6/30/2020	2,500.14	305	(92,645,580)	(1,176,248)
SPX S&P 500® Index	6/30/2020	1,764.80	610	(185,291,160)	(191,659)
XSP S&P 500® Mini Index	6/30/2020	250.01	7	(212,632)	(2,699)
XSP S&P 500® Mini Index	6/30/2020	176.48	14	(425,264)	(440)
					(1,371,046)
Total Options Written (Premiums Received $3,290,272)					$(3,452,926)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 104.02% (a)
CALL OPTIONS – 81.58%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.09	732	$222,349,392	$90,470,808
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.81	366	11,117,616	4,523,394
			94,994,202
PUT OPTIONS – 22.44%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.18	366	111,174,696	19,685,310
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,980.15	366	111,174,696	5,201,958
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.62	183	5,558,808	984,357
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $298.02	183	5,558,808	260,226
			26,131,851
TOTAL PURCHASED OPTIONS (Cost $129,494,558)			121,126,053

SHORT TERM INVESTMENTS – 0.02%	Shares
MONEY MARKET FUNDS – 0.02%
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (b)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (b)	100		100
First American Government Obligations Fund – Class X, 1.75% (b)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (b)	25,232		25,232
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (b)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $25,832)			25,832

Total Investments (Cost $129,520,390) – 104.04%			121,151,885
Liabilities in Excess of Other Assets – (4.04)%			(4,705,832)
TOTAL NET ASSETS – 100.00%			$116,446,053

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	104.02%
Short Term Investments	0.02
Total Investments	104.04
Liabilities in Excess of Other Assets (c)	(4.04)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Represents annualized seven–day yield as of the end of the reporting period.
(c) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.18	366	$(111,174,696)	$(245,952)
SPX S&P 500® Index	7/31/2020	3,247.77	366	(111,174,696)	(2,013,366)
XSP S&P 500® Mini Index	7/31/2020	357.62	183	(5,558,808)	(12,261)
XSP S&P 500® Mini Index	7/31/2020	324.78	183	(5,558,808)	(100,833)
					(2,372,412)
Put Options
SPX S&P 500® Index	7/31/2020	2,533.13	366	(111,174,696)	(1,795,962)
SPX S&P 500® Index	7/31/2020	1,788.09	732	(222,349,392)	(336,720)
XSP S&P 500® Mini Index	7/31/2020	253.31	183	(5,558,808)	(89,853)
XSP S&P 500® Mini Index	7/31/2020	178.81	366	(11,117,616)	(16,836)
					(2,239,371)
Total Options Written (Premiums Received $3,772,092)					$(4,611,783)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 105.10% (a)
CALL OPTIONS – 84.48%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.36	128	$38,880,768	$16,190,313
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.54	64	1,944,064	809,490
			16,999,803
PUT OPTIONS – 20.62%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.72	64	19,440,384	3,076,050
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,925.60	64	19,440,384	875,542
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.07	32	972,032	153,796
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $292.56	32	972,032	43,777
			4,149,165
TOTAL PURCHASED OPTIONS (Cost $22,031,469)			21,148,968

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	152		152
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $752)			752

Total Investments (Cost $22,032,221) – 105.10%			21,149,720
Liabilities in Excess of Other Assets – (5.10)%			(1,027,303)
TOTAL NET ASSETS – 100.00%			$20,122,417

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	105.10%
Short Term Investments	0.00 (b)
Total Investments	105.10
Liabilities in Excess of Other Assets (d)	(5.10)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.72	64	$(19,440,384)	$(76,042)
SPX S&P 500® Index	8/31/2020	3,200.31	64	(19,440,384)	(522,078)
XSP S&P 500® Mini Index	8/31/2020	351.07	32	(972,032)	(3,802)
XSP S&P 500® Mini Index	8/31/2020	320.03	32	(972,032)	(26,105)
					(628,027)
Put Options
SPX S&P 500® Index	8/31/2020	2,486.76	64	(19,440,384)	(317,376)
SPX S&P 500® Index	8/31/2020	1,755.36	128	(38,880,768)	(62,666)
XSP S&P 500® Mini Index	8/31/2020	248.68	32	(972,032)	(15,870)
XSP S&P 500® Mini Index	8/31/2020	175.54	64	(1,944,064)	(3,134)
					(399,046)
Total Options Written (Premiums Received $931,072)					$(1,027,073)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 105.17% (a)
CALL OPTIONS – 81.94%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.04	2,054	$623,914,824	$253,661,081
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.60	120	3,645,120	1,482,000
			255,143,081
PUT OPTIONS – 23.23%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.08	1,027	311,957,412	55,284,483
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,976.73	1,027	311,957,412	16,617,112
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.21	60	1,822,560	322,997
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $297.67	60	1,822,560	97,076
			72,321,668
TOTAL PURCHASED OPTIONS (Cost $319,082,025)			327,464,749

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	2,084		2,084
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,684)			2,684

Total Investments (Cost $319,084,709) – 105.17%			327,467,433
Liabilities in Excess of Other Assets – (5.17)%			(16,104,700)
TOTAL NET ASSETS – 100.00%			$311,362,733

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	105.17%
Short Term Investments	0.00 (b)
Total Investments	105.17
Liabilities in Excess of Other Assets (d)	(5.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.08	1,027	$(311,957,412)	$(1,066,326)
SPX S&P 500® Index	9/30/2020	3,250.59	1,027	(311,957,412)	(7,203,602)
XSP S&P 500® Mini Index	9/30/2020	357.21	60	(1,822,560)	(6,229)
XSP S&P 500® Mini Index	9/30/2020	325.06	60	(1,822,560)	(42,083)
					(8,318,240)
Put Options
SPX S&P 500® Index	9/30/2020	2,530.22	1,027	(311,957,412)	(6,344,769)
SPX S&P 500® Index	9/30/2020	1,786.04	2,054	(623,914,824)	(1,389,580)
XSP S&P 500® Mini Index	9/30/2020	253.02	60	(1,822,560)	(37,066)
XSP S&P 500® Mini Index	9/30/2020	178.60	120	(3,645,120)	(8,117)
					(7,779,532)
Total Options Written (Premiums Received $18,057,462)					$(16,097,772)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 105.27% (a)
CALL OPTIONS – 78.92%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.59	16	$4,860,096	$1,918,592
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $182.26	8	243,008	95,960
			2,014,552
PUT OPTIONS – 26.35%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.18	8	2,430,048	486,656
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,037.65	8	2,430,048	154,008
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.52	4	121,504	24,340
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $303.77	4	121,504	7,768
			672,772
TOTAL PURCHASED OPTIONS (Cost $2,687,444)			2,687,324

Total Investments (Cost $2,687,444) – 105.27%			2,687,324
Liabilities in Excess of Other Assets – (5.27)%			(134,594)
TOTAL NET ASSETS – 100.00%			$2,552,730

Asset Type	% of Net Assets
Purchased Options	105.27%
Total Investments	105.27
Liabilities in Excess of Other Assets (b)	(5.27)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Includes Options Written.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.18	8	$(2,430,048)	$(7,272)
SPX S&P 500® Index	10/30/2020	3,303.44	8	(2,430,048)	(46,304)
XSP S&P 500® Mini Index	10/30/2020	364.52	4	(121,504)	(372)
XSP S&P 500® Mini Index	10/30/2020	330.34	4	(121,504)	(2,336)
					(56,284)
Put Options
SPX S&P 500® Index	10/30/2020	2,582.00	8	(2,430,048)	(61,208)
SPX S&P 500® Index	10/30/2020	1,822.59	16	(4,860,096)	(14,352)
XSP S&P 500® Mini Index	10/30/2020	258.20	4	(121,504)	(3,116)
XSP S&P 500® Mini Index	10/30/2020	182.26	8	(243,008)	(744)
					(79,420)
Total Options Written (Premiums Received $135,554)					$(135,704)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 112.22% (a)
CALL OPTIONS – 110.35%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.15	176	$53,461,056	$26,886,083
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.42	440	13,365,440	6,721,302
			33,607,385
PUT OPTIONS – 1.87%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.30	88	26,730,528	438,520
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,381.56	88	26,730,528	17,093
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.85	220	6,682,720	109,764
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $238.16	220	6,682,720	4,274
			569,651
TOTAL PURCHASED OPTIONS (Cost $40,156,266)			34,177,036

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	45		45
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $645)			645

Total Investments (Cost $40,156,911) – 112.22%			34,177,681
Liabilities in Excess of Other Assets – (12.22)%			(3,722,955)
TOTAL NET ASSETS – 100.00%			$30,454,726

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	112.22%
Short Term Investments	0.00 (b)
Total Investments	112.22
Liabilities in Excess of Other Assets (d)	(12.22)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,008.30	88	$(26,730,528)	$(685,481)
SPX S&P 500® Index	12/31/2019	2,807.73	88	(26,730,528)	(2,150,790)
XSP S&P 500® Mini Index	12/31/2019	300.85	220	(6,682,720)	(171,061)
XSP S&P 500® Mini Index	12/31/2019	280.77	220	(6,682,720)	(537,758)
					(3,545,090)
Put Options
SPX S&P 500® Index	12/31/2019	1,629.49	88	(26,730,528)	(1,116)
SPX S&P 500® Index	12/31/2019	1,504.15	176	(53,461,056)	(1,313)
XSP S&P 500® Mini Index	12/31/2019	162.95	220	(6,682,720)	(279)
XSP S&P 500® Mini Index	12/31/2019	150.42	440	(13,365,440)	(328)
					(3,036)
Total Options Written (Premiums Received $1,144,910)					$(3,548,126)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 102.63% (a)
CALL OPTIONS – 89.05%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.64	116	$35,235,696	$15,386,820
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.07	116	3,523,616	1,538,624
			16,925,444
PUT OPTIONS – 13.58%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.29	58	17,617,848	2,124,598
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,692.67	58	17,617,848	221,096
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.15	58	1,761,808	212,570
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $269.27	58	1,761,808	22,098
			2,580,362
TOTAL PURCHASED OPTIONS (Cost $20,982,788)			19,505,806

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	70		70
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $670)			670

Total Investments (Cost $20,983,458) – 102.63%			19,506,476
Liabilities in Excess of Other Assets – (2.63)%			(500,299)
TOTAL NET ASSETS – 100.00%			$19,006,177

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	102.63%
Short Term Investments	0.00 (b)
Total Investments	102.63
Liabilities in Excess of Other Assets (d)	(2.63)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.29	58	$(17,617,848)	$(29,696)
SPX S&P 500® Index	3/31/2020	3,133.90	58	(17,617,848)	(338,082)
XSP S&P 500® Mini Index	3/31/2020	340.15	58	(1,761,808)	(2,958)
XSP S&P 500® Mini Index	3/31/2020	313.39	58	(1,761,808)	(33,814)
					(404,550)
Put Options
SPX S&P 500® Index	3/31/2020	1,842.35	58	(17,617,848)	(10,034)
SPX S&P 500® Index	3/31/2020	1,700.64	116	(35,235,696)	(12,876)
XSP S&P 500® Mini Index	3/31/2020	184.24	58	(1,761,808)	(986)
XSP S&P 500® Mini Index	3/31/2020	170.07	116	(3,523,616)	(1,276)
					(25,172)
Total Options Written (Premiums Received $356,457)					$(429,722)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 106.06% (a)
CALL OPTIONS – 94.63%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.25	16	$4,860,096	$2,192,625
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.13	24	729,024	328,882
			2,521,507
PUT OPTIONS – 11.43%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.50	8	2,430,048	228,986
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,614.47	8	2,430,048	35,705
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.27	12	364,512	34,367
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $261.45	12	364,512	5,356
			304,414
TOTAL PURCHASED OPTIONS (Cost $2,533,352)			2,825,921

SHORT TERM INVESTMENTS – 0.06%	Shares
MONEY MARKET FUNDS – 0.06%
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (b)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (b)	100		100
First American Government Obligations Fund – Class X, 1.75% (b)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (b)	1,034		1,034
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (b)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,634)			1,634

Total Investments (Cost $2,534,986) – 106.12%			2,827,555
Liabilities in Excess of Other Assets – (6.12) %			(163,009)
TOTAL NET ASSETS – 100.00%			$2,664,546

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	106.06%
Short Term Investments	0.06
Total Investments	106.12
Liabilities in Excess of Other Assets (c)	(6.12)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Represents annualized seven–day yield as of the end of the reporting period.
(c) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.50	8	$(2,430,048)	$(18,759)
SPX S&P 500® Index	5/29/2020	3,034.43	8	(2,430,048)	(110,377)
XSP S&P 500® Mini Index	5/29/2020	330.27	12	(364,512)	(2,809)
XSP S&P 500® Mini Index	5/29/2020	303.44	12	(364,512)	(16,559)
					(148,504)
Put Options
SPX S&P 500® Index	5/29/2020	1,788.85	8	(2,430,048)	(2,058)
SPX S&P 500® Index	5/29/2020	1,651.25	16	(4,860,096)	(2,586)
XSP S&P 500® Mini Index	5/29/2020	178.88	12	(364,512)	(309)
XSP S&P 500® Mini Index	5/29/2020	165.13	24	(729,024)	(388)
					(5,341)
Total Options Written (Premiums Received $153,787)					$(153,845)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 102.91% (a)
CALL OPTIONS – 83.74%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.81	254	$77,154,024	$31,993,119
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.49	40	1,215,040	503,794
			32,496,913
PUT OPTIONS – 19.17%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.63	127	38,577,012	6,259,289
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,794.27	127	38,577,012	1,067,470
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $352.98	20	607,520	98,604
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $279.43	20	607,520	16,812
			7,442,175
TOTAL PURCHASED OPTIONS (Cost $38,041,847)			39,939,088

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	84		84
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $584)			584

Total Investments (Cost $38,042,431) – 102.91%			39,939,672
Liabilities in Excess of Other Assets – (2.91)%			(1,130,877)
TOTAL NET ASSETS – 100.00%			$38,808,795

Asset Type	% of Net Assets
Purchased Options	102.91%
Short Term Investments	0.00 (b)
Total Investments	102.91
Liabilities in Excess of Other Assets (d)	(2.91)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.63	127	$(38,577,012)	$(81,925)
SPX S&P 500® Index	6/30/2020	3,189.88	127	(38,577,012)	(849,183)
XSP S&P 500® Mini Index	6/30/2020	352.98	20	(607,520)	(1,289)
XSP S&P 500® Mini Index	6/30/2020	318.99	20	(607,520)	(13,371)
					(945,768)
Put Options
SPX S&P 500® Index	6/30/2020	1,911.87	127	(38,577,012)	(69,657)
SPX S&P 500® Index	6/30/2020	1,764.81	254	(77,154,024)	(79,808)
XSP S&P 500® Mini Index	6/30/2020	191.19	20	(607,520)	(1,097)
XSP S&P 500® Mini Index	6/30/2020	176.49	40	(1,215,040)	(1,257)
					(151,819)
Total Options Written (Premiums Received $1,285,371)					$(1,097,587)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 102.71% (a)
CALL OPTIONS – 81.58%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.10	116	$35,235,696	$14,336,788
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.82	58	1,761,808	716,764
			15,053,552
PUT OPTIONS – 21.13%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.20	58	17,617,848	3,119,646
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,831.14	58	17,617,848	592,470
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.64	29	880,904	156,049
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $283.11	29	880,904	29,638
			3,897,803
TOTAL PURCHASED OPTIONS (Cost $19,882,522)			18,951,355

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	103		103
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $703)			703

Total Investments (Cost $19,883,225) – 102.71%			18,952,058
Liabilities in Excess of Other Assets – (2.71)%			(500,003)
TOTAL NET ASSETS – 100.00%			$18,452,055

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	102.71%
Short Term Investments	0.00
Total Investments	102.71
Liabilities in Excess of Other Assets (d)	(2.71)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.20	58	$(17,617,848)	$(38,976)
SPX S&P 500® Index	7/31/2020	3,246.28	58	(17,617,848)	(322,074)
XSP S&P 500® Mini Index	7/31/2020	357.64	29	(880,904)	(1,943)
XSP S&P 500® Mini Index	7/31/2020	324.63	29	(880,904)	(16,124)
					(379,117)
Put Options
SPX S&P 500® Index	7/31/2020	1,937.10	58	(17,617,848)	(45,066)
SPX S&P 500® Index	7/31/2020	1,788.10	116	(35,235,696)	(53,360)
XSP S&P 500® Mini Index	7/31/2020	193.71	29	(880,904)	(2,262)
XSP S&P 500® Mini Index	7/31/2020	178.82	58	(1,761,808)	(2,668)
					(103,356)
Total Options Written (Premiums Received $395,281)					$(482,473)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 104.38% (a)
CALL OPTIONS – 84.90%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.37	32	$9,720,192	$4,046,432
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.55	16	486,016	202,304
			4,248,736
PUT OPTIONS – 19.48%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.74	16	4,860,096	768,672
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,779.32	16	4,860,096	159,680
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.09	8	243,008	38,448
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $277.93	8	243,008	7,992
			974,792
TOTAL PURCHASED OPTIONS (Cost $5,422,015)			5,223,528

SHORT TERM INVESTMENTS – 0.01%	Shares
MONEY MARKET FUNDS – 0.01%
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (b)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (b)	100		100
First American Government Obligations Fund – Class X, 1.75% (b)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (b)	104		104
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (b)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $704)			704

Total Investments (Cost $5,422,719) – 104.39%			5,224,232
Liabilities in Excess of Other Assets – (4.39)%			(219,695)
TOTAL NET ASSETS – 100.00%			$5,004,537

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	104.38%
Short Term Investments	0.01
Total Investments	104.39
Liabilities in Excess of Other Assets (c)	(4.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Represents annualized seven–day yield as of the end of the reporting period.
(c) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.74	16	$(4,860,096)	$(19,120)
SPX S&P 500® Index	8/31/2020	3,161.40	16	(4,860,096)	(160,032)
XSP S&P 500® Mini Index	8/31/2020	351.09	8	(243,008)	(960)
XSP S&P 500® Mini Index	8/31/2020	316.14	8	(243,008)	(8,016)
					(188,128)
Put Options
SPX S&P 500® Index	8/31/2020	1,901.64	16	(4,860,096)	(13,488)
SPX S&P 500® Index	8/31/2020	1,755.37	32	(9,720,192)	(16,288)
XSP S&P 500® Mini Index	8/31/2020	190.16	8	(243,008)	(680)
XSP S&P 500® Mini Index	8/31/2020	175.55	16	(486,016)	(816)
					(31,272)
Total Options Written (Premiums Received $185,509)					$(219,400)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 104.15% (a)
CALL OPTIONS – 82.19%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.05	900	$273,380,400	$111,041,100
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.61	54	1,640,304	666,198
			111,707,298
PUT OPTIONS – 21.96%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.10	450	136,690,200	24,263,100
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,827.89	450	136,690,200	5,405,850
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.23	27	820,152	145,638
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $282.79	27	820,152	32,427
			29,847,015
TOTAL PURCHASED OPTIONS (Cost $142,611,148)			141,554,313

SHORT TERM INVESTMENTS – 0.00% (b)	Shares
MONEY MARKET FUNDS – 0.00% (b)
Fidelity Investment Money Market Government Portfolio – Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds – Treasury Portfolio – Class I, 1.71% (c)	100		100
First American Government Obligations Fund – Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund – Class X, 1.74% (c)	498		498
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio – Class I, 1.69% (c)	100		100
STIT – Treasury Portfolio – Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,098)			1,098

Total Investments (Cost $142,612,246) – 104.15%			141,555,411
Liabilities in Excess of Other Assets – (4.15)%			(5,643,579)
TOTAL NET ASSETS – 100.00%			$135,911,832

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	104.15%
Short Term Investments	0.00 (b)
Total Investments	104.15
Liabilities in Excess of Other Assets (d)	(4.15)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Less than 0.005%.
(c) Represents annualized seven–day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.10	450	$(136,690,200)	$(473,400)
SPX S&P 500® Index	9/30/2020	3,205.94	450	(136,690,200)	(3,984,750)
XSP S&P 500® Mini Index	9/30/2020	357.23	27	(820,152)	(2,835)
XSP S&P 500® Mini Index	9/30/2020	320.59	27	(820,152)	(23,922)
					(4,484,907)
Put Options
SPX S&P 500® Index	9/30/2020	1,934.87	450	(136,690,200)	(514,350)
SPX S&P 500® Index	9/30/2020	1,786.05	900	(273,380,400)	(615,600)
XSP S&P 500® Mini Index	9/30/2020	193.49	27	(820,152)	(3,078)
XSP S&P 500® Mini Index	9/30/2020	178.61	54	(1,640,304)	(3,672)
					(1,136,700)
Total Options Written (Premiums Received $5,222,050)					$(5,621,607)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 103.67% (a)
CALL OPTIONS – 78.93%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.60	16	$4,860,096	$1,918,928
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $182.27	8	243,008	95,936
			2,014,864
PUT OPTIONS – 24.74%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.20	8	2,430,048	486,176
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $2,885.77	8	2,430,048	115,240
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.54	4	121,504	24,316
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $288.58	4	121,504	5,764
			631,496
TOTAL PURCHASED OPTIONS (Cost $2,646,480)			2,646,360

Total Investments (Cost $2,646,480) – 103.67%			2,646,360
Liabilities in Excess of Other Assets – (3.67)%			(93,630)
TOTAL NET ASSETS – 100.00%			$2,552,730

Asset Type	% of Net Assets
Purchased Options	103.67%
Total Investments	103.67
Liabilities in Excess of Other Assets (b)	(3.67)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange–Traded.
(b) Includes Options Written.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.20	8	$(2,430,048)	$(6,480)
SPX S&P 500® Index	10/30/2020	3,275.50	8	(2,430,048)	(56,656)
XSP S&P 500® Mini Index	10/30/2020	364.54	4	(121,504)	(324)
XSP S&P 500® Mini Index	10/30/2020	327.55	4	(121,504)	(2,832)
					(66,292)
Put Options
SPX S&P 500® Index	10/30/2020	1,974.47	8	(2,430,048)	(12,400)
SPX S&P 500® Index	10/30/2020	1,822.60	16	(4,860,096)	(14,688)
XSP S&P 500® Mini Index	10/30/2020	197.45	4	(121,504)	(620)
XSP S&P 500® Mini Index	10/30/2020	182.27	8	(243,008)	(736)
					(28,444)
Total Options Written (Premiums Received $94,586)					$(94,736)

(a) Exchange–Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2019

	Innovator S&P 500® Buffer ETF – January	Innovator S&P 500® Buffer ETF – April	Innovator S&P 500® Buffer ETF – June

Assets:
Investments, at value (a)	$23,299,955	$42,013,014	$4,979,703
Deposit at broker for options	–	–	–
Interest and other receivables	1	667	1
Receivable for investments sold	23,296,646	18,484	–
Receivable for fund shares sold	–	1,332,070	–
Total Assets	46,596,602	43,364,235	4,979,704

Liabilities:
Payable for investments purchased	910,669	1,355,310	–
Payable to Adviser	15,564	27,227	3,277
Payable for fund shares redeemed	22,267,275	–	–
Other liabilities	206	198	13
Due to broker for options	227,847	111,022	8,630
Options written, at value (b)	907,830	575,856	175,804
Total Liabilities	24,329,391	2,069,613	187,724
Net Assets	$22,267,211	$41,294,622	$4,791,980

Net Assets Consist of:
Capital stock	$21,250,182	$41,294,622	$4,791,980
Total distributable earnings/(accumulated deficit)	1,017,029	–	–
Net Assets	$22,267,211	$41,294,622	$4,791,980

Net Asset Value:
Net Assets	$22,267,211	$41,294,622	$4,791,980
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	750,000	1,550,000	175,000
Net asset value price per share	$29.69	$26.64	$27.38

(a) Cost of investments	$24,330,682	$44,583,970	$5,354,638
(b) Premiums received	947,651	601,329	134,168

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF – July	Innovator S&P 500® Buffer ETF – August	Innovator S&P 500® Buffer ETF – September	Innovator S&P 500® Buffer ETF – October	Innovator S&P 500® Buffer ETF – November

$86,307,386	$49,008,726	$4,627,058	$181,559,132	$2,687,324
29,065	–	1,785	126,237	–
44	13	5	1,059	–
–	47,103	–	1,328,408	135,558
–	1,276,260	–	–	2,553,000
86,336,495	50,332,102	4,628,848	183,014,836	5,375,882

–	1,324,598	–	61,975	2,687,444
58,165	31,767	3,594	136,754	–
–	–	–	1,258,890	–
–	–	–	–	–
–	8,742	–	–	–
2,639,104	1,745,586	196,615	8,459,614	135,708
2,697,269	3,110,693	200,209	9,917,233	2,823,152
$83,639,226	$47,221,409	$4,428,639	$173,097,603	$2,552,730

$83,639,226	$47,221,409	$4,365,695	$172,733,360	$2,553,000

–	–	62,944	364,243	(270)
$83,639,226	$47,221,409	$4,428,639	$173,097,603	$2,552,730

$83,639,226	$47,221,409	$4,428,639	$173,097,603	$2,552,730

3,150,000	1,850,000	175,000	6,875,000	100,000
$26.55	$25.53	$25.31	$25.18	$25.53

$89,940,700	$51,265,332	$4,696,583	$184,852,489	$2,687,444
2,536,929	1,634,361	200,581	7,922,796	135,558

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2019

	Innovator S&P 500® Power Buffer ETF – January	Innovator S&P 500® Power Buffer ETF – April	Innovator S&P 500® Power Buffer ETF – June

Assets:
Investments, at value (a)	$74,605,402	$133,461,002	$21,339,375
Deposit at broker for options	–	–	–
Interest and other receivables	1	7	1
Receivable for investments sold	–	133,444,368	–
Receivable for fund shares sold	–	–	–
Total Assets	74,605,403	266,905,377	21,339,376

Liabilities:
Payable for investments purchased	–	3,451,494	–
Payable to Adviser	45,399	87,297	13,198
Payable for fund shares redeemed	–	129,560,497	–
Other liabilities	611	687	45
Due to broker for options	317,784	807,763	32,862
Options written, at value (b)	6,734,787	3,436,862	1,236,144
Total Liabilities	7,098,581	137,344,600	1,282,249
Net Assets	$67,506,822	$129,560,777	$20,057,127

Net Assets Consist of:
Capital stock	$67,506,822	$126,775,266	$20,057,127
Total distributable earnings/(accumulated deficit)	–	2,785,511	–
Net Assets	$67,506,822	$129,560,777	$20,057,127

Net Asset Value:
Net Assets	$67,506,822	$129,560,777	$20,057,127
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	2,400,000	4,925,000	750,000
Net asset value price per share	$28.13	$26.31	$26.74

(a) Cost of investments	$85,488,200	$143,182,006	$23,176,183
(b) Premiums received	2,881,147	3,054,797	764,289

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF – July	Innovator S&P 500® Power Buffer ETF – August	Innovator S&P 500® Power Buffer ETF – September	Innovator S&P 500® Power Buffer ETF – October	Innovator S&P 500® Power Buffer ETF – November

$95,733,062	$121,151,885	$21,149,720	$327,467,433	$2,687,324
59,063	–	12,851	215,384	–
20	83	–	177	–
–	121,116,448	–	–	135,554
–	–	–	–	2,553,000
95,792,145	242,268,416	21,162,571	327,682,994	5,375,878

–	4,623,789	–	–	2,687,444
66,289	76,060	13,081	222,489	–
–	116,446,103	–	–	–
–	–	–	–	–
–	64,628	–	–	–
3,452,926	4,611,783	1,027,073	16,097,772	135,704
3,519,215	125,822,363	1,040,154	16,320,261	2,823,148
$92,272,930	$116,446,053	$20,122,417	$311,362,733	$2,552,730

$91,502,605	$114,907,617	$20,122,417	$304,294,162	$2,553,000

770,325	1,538,436	–	7,068,571	(270)
$92,272,930	$116,446,053	$20,122,417	$311,362,733	$2,552,730

$92,272,930	$116,446,053	$20,122,417	$311,362,733	$2,552,730

3,500,000	4,575,000	800,000	12,375,000	100,000
$26.36	$25.45	$25.15	$25.16	$25.53

$97,017,799	$129,520,390	$22,032,221	$319,084,709	$2,687,444
3,290,272	3,772,092	931,072	18,057,462	135,554

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2019

	Innovator S&P 500® Ultra Buffer ETF – January	Innovator S&P 500® Ultra Buffer ETF – April	Innovator S&P 500® Ultra Buffer ETF – June

Assets:
Investments, at value (a)	$34,177,681	$19,506,476	$2,827,555
Deposit at broker for options	–	–	–
Interest and other receivables	1	1	2
Receivable for investments sold	–	19,504,083	–
Receivable for fund shares sold	–	–	–
Total Assets	34,177,682	39,010,560	2,827,557

Liabilities:
Payable for investments purchased	–	431,876	–
Payable to Adviser	20,931	12,621	1,562
Payable for fund shares redeemed	–	19,006,238	–
Other liabilities	304	105	11
Due to broker for options	153,595	123,821	7,593
Options written, at value (b)	3,548,126	429,722	153,845
Total Liabilities	3,722,956	20,004,383	163,011
Net Assets	$30,454,726	$19,006,177	$2,664,546

Net Assets Consist of:
Capital stock	$30,454,726	$18,592,283	$2,563,020
Total distributable earnings/(accumulated deficit)	–	413,894	101,526
Net Assets	$30,454,726	$19,006,177	$2,664,546

Net Asset Value:
Net Assets	$30,454,726	$19,006,177	$2,664,546
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	1,100,000	725,000	100,000
Net asset value price per share	$27.69	$26.22	$26.65

(a) Cost of investments	$40,156,911	$20,983,458	$2,534,986
(b) Premiums received	1,144,910	356,457	153,787

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF – July	Innovator S&P 500® Ultra Buffer ETF – August	Innovator S&P 500® Ultra Buffer ETF – September	Innovator S&P 500® Ultra Buffer ETF – October	Innovator S&P 500® Ultra Buffer ETF – November

$39,939,672	$18,952,058	$5,224,232	$141,555,411	$2,646,360
–	–	3,687	42,887	–
10	4	5	1,005	–
–	18,949,833	5,223,108	104,399,211	94,586
–	–	–	–	2,553,000
39,939,682	37,901,895	10,451,032	245,998,514	5,293,946

–	484,376	219,925	4,155,921	2,646,480
29,229	11,834	2,650	97,954	–
–	18,452,120	5,004,520	100,211,200	–
–	–	–	–	–
4,071	19,037	–	–	–
1,097,587	482,473	219,400	5,621,607	94,736
1,130,887	19,449,840	5,446,495	110,086,682	2,741,216
$38,808,795	$18,452,055	$5,004,537	$135,911,832	$2,552,730

$36,417,007	$18,296,588	$4,971,891	$132,757,928	$2,553,000

2,391,788	155,467	32,646	3,153,904	(270)
$38,808,795	$18,452,055	$5,004,537	$135,911,832	$2,552,730

$38,808,795	$18,452,055	$5,004,537	$135,911,832	$2,552,730

1,475,000	725,000	200,000	5,425,000	100,000
$26.31	$25.45	$25.02	$25.05	$25.53

$38,042,431	$19,883,225	$5,422,719	$142,612,246	$2,646,480
1,285,371	395,281	185,509	5,222,050	94,586

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2019

	Innovator S&P 500® Buffer ETF – January(a)	Innovator S&P 500® Buffer ETF – April(b)	Innovator S&P 500® Buffer ETF – June(c)
Investment Income:
Interest	$4	$101	$8
Total Investment Income	4	101	8

Expenses:
Investment advisory fee	166,520	168,846	13,966
Miscellaneous expenses	–	–	–
Broker interest	2,524	468	128
Total Expenses	169,044	169,314	14,094
Net Investment Income/(Loss)	(169,040)	(169,213)	(14,086)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	4,419,147	3,762,039	659,678
Options written	509,770	911,807	90,975
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,030,727)	(2,570,956)	(374,935)
Options written	39,821	25,473	(41,636)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	3,938,011	2,128,363	334,082
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,768,971	$1,959,150	$319,996

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.
(c) Since Commencement of Operations on May 31, 2019.
(d) Since Commencement of Operations on July 31, 2019.
(e) Since Commencement of Operations on August 30, 2019.
(f) Since Commencement of Operations on October 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF – July	Innovator S&P 500® Buffer ETF – August(d)	Innovator S&P 500® Buffer ETF – September(e)	Innovator S&P 500® Buffer ETF – October	Innovator S&P 500® Buffer ETF – November(f)

$4,562	$61	$12	$203	$–
4,562	61	12	203	–

310,536	77,655	6,200	607,400	–
6,501	–	–	–	–
1,227	52	–	4,579	–
318,264	77,707	6,200	611,979	–
(313,702)	(77,646)	(6,188)	(611,776)	–

4,925,523	2,961,750	173,416	3,686,276	–
1,856,156	677,056	66,650	4,760,002	–

(3,587,760)	(2,256,606)	(69,525)	(3,302,949)	(120)
(44,279)	(111,225)	3,966	(421,691)	(150)

3,149,640	1,270,975	174,507	4,721,638	(270)

$2,835,938	$1,193,329	$168,319	$4,109,862	$(270)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2019

	Innovator S&P 500® Power Buffer ETF – January (a)	Innovator S&P 500® Power Buffer ETF – April (b)	Innovator S&P 500® Power Buffer ETF – June (c)
Investment Income:
Interest	$454	$338	$122
Total Investment Income	454	338	122

Expenses:
Investment advisory fee	491,407	546,039	58,674
Broker interest	2,473	1,782	56
Total Expenses	493,880	547,821	58,730
Net Investment Income/(Loss)	(493,426)	(547,483)	(58,608)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	23,426,709	13,358,972	2,833,184
Options written	383,969	2,356,145	295,667
Net change in unrealized appreciation/(depreciation) on:
Investments	(10,882,798)	(9,721,004)	(1,836,808)
Options written	(3,853,640)	(382,065)	(471,855)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	9,074,240	5,612,048	820,188
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,580,814	$5,064,565	$761,580

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.
(c) Since Commencement of Operations on May 31, 2019.
(d) Since Commencement of Operations on July 31, 2019.
(e) Since Commencement of Operations on August 30, 2019.
(f) Since Commencement of Operations on October 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF – July	Innovator S&P 500® Power Buffer ETF – August (d)	Innovator S&P 500® Power Buffer ETF – September (e)	Innovator S&P 500® Power Buffer ETF – October	Innovator S&P 500® Power Buffer ETF – November (f)

$3,541	$262	$43	$2,729	$–
3,541	262	43	2,729	–

375,027	179,216	21,168	1,043,711	–
1,475	17	–	8,053	–
376,502	179,233	21,168	1,051,764	–
(372,961)	(178,971)	(21,125)	(1,049,035)	–

3,028,487	10,293,765	1,096,227	(5,951,972)	–
1,460,741	1,890,558	210,939	3,731,391	–

(1,231,601)	(8,368,505)	(882,501)	8,575,354	(120)
(142,885)	(839,691)	(96,001)	1,981,937	(150)

3,114,742	2,976,127	328,664	8,336,710	(270)

$2,741,781	$2,797,156	$307,539	$7,287,675	$(270)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2019

	Innovator S&P 500® Ultra Buffer ETF – January (a)	Innovator S&P 500® Ultra Buffer ETF – April (b)	Innovator S&P 500® Ultra Buffer ETF – June (c)
Investment Income:
Interest	$88	$155	$9
Total Investment Income	88	155	9

Expenses:
Investment advisory fee	222,530	80,497	6,823
Broker interest	1,336	427	73
Total Expenses	223,866	80,924	6,896
Net Investment Income/(Loss)	(223,778)	(80,769)	(6,887)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	12,411,062	2,219,861	(102,765)
Options written	(318,444)	163,688	(67,155)
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,979,230)	(1,476,982)	292,569
Options written	(2,403,216)	(73,265)	(58)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	3,710,172	833,302	122,591
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,486,394	$752,533	$115,704

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.
(c) Since Commencement of Operations on May 31, 2019.
(d) Since Commencement of Operations on July 31, 2019.
(e) Since Commencement of Operations on August 30, 2019.
(f) Since Commencement of Operations on October 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF – July	Innovator S&P 500® Ultra Buffer ETF – August (d)	Innovator S&P 500® Ultra Buffer ETF – September (e)	Innovator S&P 500® Ultra Buffer ETF – October	Innovator S&P 500® Ultra Buffer ETF – November (f)

$1,323	$16	$9	$1,428	$–
1,323	16	9	1,428	–

284,488	25,223	4,797	706,587	–
1,605	90	–	4,562	–
286,093	25,313	4,797	711,149	–
(284,770)	(25,297)	(4,788)	(709,721)	–

1,679,318	1,209,715	272,625	6,380,305	–
558,894	116,610	23,898	2,322,828	–

1,986,257	(931,167)	(198,487)	(903,179)	(120)
182,978	(87,192)	(33,891)	(436,806)	(150)

4,407,447	307,966	64,145	7,363,148	(270)

$4,122,677	$282,669	$59,357	$6,653,427	$(270)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions

Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.
(c) Since Commencement of Operations on May 31, 2019.
(d) Since Commencement of Operations on August 28, 2018.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF – January	Innovator S&P 500® Buffer ETF – April	Innovator S&P 500® Buffer ETF – June	Innovator S&P 500® Buffer ETF – July
Period Ended October 31, 2019 (a)	Period Ended October 31, 2019 (b)	Period Ended October 31, 2019 (c)	Year Ended October 31, 2019	Period Ended October 31, 2018 (d)

$(169,040)	$(169,213)	$(14,086)	$(313,702)	$(4,814)
4,928,917	4,673,846	750,653	6,781,679	(8,605)
(990,906)	(2,545,483)	(416,571)	(3,632,039)	(103,450)
3,768,971	1,959,150	319,996	2,835,938	(116,869)

94,379,830	84,460,788	11,264,325	213,606,985	5,708,575
(75,922,182)	(45,150,175)	(6,796,575)	(136,585,255)	(1,904,110)
40,592	24,859	4,234	90,155	3,807
18,498,240	39,335,472	4,471,984	77,111,885	3,808,272

22,267,211	41,294,622	4,791,980	79,947,823	3,691,403

–	–	—	3,691,403	—
$22,267,211	$41,294,622	$4,791,980	$83,639,226	$3,691,403

3,350,000	3,250,000	425,000	8,200,000	225,000
(2,600,000)	(1,700,000)	(250,000)	(5,200,000)	(75,000)
750,000	1,550,000	175,000	3,000,000	150,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions

Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on July 31, 2019.
(b) Since Commencement of Operations on August 30, 2019.
(c) Since Commencement of Operations on September 28, 2018.
(d) Since Commencement of Operations on October 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF – August	Innovator S&P 500® Buffer ETF – September	Innovator S&P 500® Buffer ETF – October		Innovator S&P 500® Buffer ETF – November
Period Ended October 31, 2019 (a)	Period Ended October 31, 2019 (b)	Year Ended October 31, 2019	Period Ended October 30, 2018 (c)	Period Ended October 31, 2019 (d)

$(77,646)	$(6,188)	$(611,776)	$(5,862)	$–
3,638,806	240,066	8,446,278	–	–
(2,367,831)	(65,559)	(3,724,640)	(105,535)	(270)
1,193,329	168,319	4,109,862	(111,397)	(270)

93,155,852	11,175,633	546,923,618	21,183,067	2,553,000
(47,151,380)	(6,919,955)	(399,145,303)	–	–
23,608	4,642	127,164	10,592	–
46,028,080	4,260,320	147,905,479	21,193,659	2,553,000

47,221,409	4,428,639	152,015,341	21,082,262	2,552,730

—	—	21,082,262	—	—
$47,221,409	$4,428,639	$173,097,603	$21,082,262	$2,552,730

3,700,000	450,000	21,925,000	900,000	100,000
(1,850,000)	(275,000)	(15,950,000)	–	–
1,850,000	175,000	5,975,000	900,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions

Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.
(c) Since Commencement of Operations on May 31, 2019.
(d) Since Commencement of Operations on August 7, 2018.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF – January	Innovator S&P 500® Power Buffer ETF – April	Innovator S&P 500® Power Buffer ETF – June	Innovator S&P 500® Power Buffer ETF – July
Period Ended October 31, 2019 (a)	Period Ended October 31, 2019 (b)	Period Ended October 31, 2019 (c)	Year Ended October 31, 2019	Period Ended October 31, 2018 (d)

$(493,426)	$(547,483)	$(58,608)	$(372,961)	$(5,788)
23,810,678	15,715,117	3,128,851	4,489,228	–
(14,736,438)	(10,103,069)	(2,308,663)	(1,374,486)	(72,905)
8,580,814	5,064,565	761,580	2,741,781	(78,693)

161,119,108	268,168,220	39,346,383	296,625,855	3,788,900
(102,258,715)	(143,748,307)	(20,061,135)	(210,879,200)	–
65,615	76,299	10,299	72,393	1,894
58,926,008	124,496,212	19,295,547	85,819,048	3,790,794

67,506,822	129,560,777	20,057,127	88,560,829	3,712,101

—	—	—	3,712,101	—
$67,506,822	$129,560,777	$20,057,127	$92,272,930	$3,712,101

6,075,000	10,400,000	1,500,000	11,400,000	150,000
(3,675,000)	(5,475,000)	(750,000)	(8,050,000)	–
2,400,000	4,925,000	750,000	3,350,000	150,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions

Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on July 31, 2019.
(b) Since Commencement of Operations on August 30, 2019.
(c) Since Commencement of Operations on September 28, 2018.
(d) Since Commencement of Operations on October 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF – August	Innovator S&P 500® Power Buffer ETF – September	Innovator S&P 500® Power Buffer ETF – October		Innovator S&P 500® Power Buffer ETF – November
Period Ended October 31, 2019 (a)	Period Ended October 31, 2019 (b)	Year Ended October 31, 2019	Period Ended October 30, 2018 (c)	Period Ended October 31, 2019 (d)

$(178,971)	$(21,125)	$(1,049,035)	$(4,227)	$–
12,184,323	1,307,166	(2,220,581)	–	–
(9,208,196)	(978,502)	10,557,291	(214,877)	(270)
2,797,156	307,539	7,287,675	(219,104)	(270)

241,067,730	39,909,945	907,218,593	11,393,567	2,553,000
(127,486,582)	(20,104,960)	(614,488,898)	–	–
67,749	9,893	165,497	5,403	–
113,648,897	19,814,878	292,895,192	11,398,970	2,553,000

116,446,053	20,122,417	300,182,867	11,179,866	2,552,730

—	—	11,179,866	—	—
$116,446,053	$20,122,417	$311,362,733	$11,179,866	$2,552,730

9,600,000	1,600,000	36,475,000	475,000	100,000
(5,025,000)	(800,000)	(24,575,000)	–	–
4,575,000	800,000	11,900,000	475,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions

Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.
(c) Since Commencement of Operations on May 31, 2019.
(d) Since Commencement of Operations on August 7, 2018.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF – January	Innovator S&P 500® Ultra Buffer ETF – April	Innovator S&P 500® Ultra Buffer ETF – June	Innovator S&P 500® Ultra Buffer ETF – July
Period Ended October 31, 2019 (a)	Period Ended October 31, 2019 (b)	Period Ended October 31, 2019 (c)	Year Ended October 31, 2019	Period Ended October 31, 2018 (d)

$(223,778)	$(80,769)	$(6,887)	$(284,770)	$(5,783)
12,092,618	2,383,549	(169,920)	2,238,212	–
(8,382,446)	(1,550,247)	292,511	2,169,235	(84,210)
3,486,394	752,533	115,704	4,122,677	(89,993)

68,199,363	37,899,720	7,837,088	175,007,565	3,789,807
(41,255,315)	(19,655,830)	(5,290,825)	(144,095,755)	–
24,284	9,754	2,579	72,599	1,895
26,968,332	18,253,644	2,548,842	30,984,409	3,791,702

30,454,726	19,006,177	2,664,546	35,107,086	3,701,709

—	—	—	3,701,709	—
$30,454,726	$19,006,177	$2,664,546	$38,808,795	$3,701,709

2,600,000	1,475,000	300,000	6,900,000	150,000
(1,500,000)	(750,000)	(200,000)	(5,575,000)	–
1,100,000	725,000	100,000	1,325,000	150,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions

Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on July 31, 2019.
(b) Since Commencement of Operations on August 30, 2019.
(c) Since Commencement of Operations on September 28, 2018.
(d) Since Commencement of Operations on October 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF – August	Innovator S&P 500® Ultra Buffer ETF – September	Innovator S&P 500® Ultra Buffer ETF – October		Innovator S&P 500® Ultra Buffer ETF – November
Period Ended October 31, 2019 (a)	Period Ended October 31, 2019 (b)	Year Ended October 31, 2019	Period Ended October 30, 2018 (c)	Period Ended October 31, 2019 (d)

$(25,297)	$(4,788)	$(709,721)	$(3,454)	$–
1,326,325	296,523	8,703,133	–	–
(1,018,359)	(232,378)	(1,339,985)	(116,407)	(270)
282,669	59,357	6,653,427	(119,861)	(270)

36,612,438	11,807,500	510,098,582	13,706,003	2,553,000
(18,452,120)	(6,866,650)	(394,520,620)	–	–
9,068	4,330	87,744	6,557	–
18,169,386	4,945,180	115,665,706	13,712,560	2,553,000

18,452,055	5,004,537	122,319,133	13,592,699	2,552,730

—	—	13,592,699	—	—
$18,452,055	$5,004,537	$135,911,832	$13,592,699	$2,552,730

1,450,000	475,000	20,675,000	575,000	100,000
(725,000)	(275,000)	(15,825,000)	–	–
725,000	200,000	4,850,000	575,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share out
		Investment Operations:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations
Innovator S&P 500® Buffer ETF – January
For the period 12/31/18 (d) – 10/31/19	$25.08	(0.19)	4.75	4.56

Innovator S&P 500® Buffer ETF – April
For the period 3/29/19 (d) – 10/31/19	$24.95	(0.12)	1.79	1.67

Innovator S&P 500® Buffer ETF – June
For the period 5/31/19 (d) – 10/31/19	$25.33	(0.09)	2.11	2.02

Innovator S&P 500® Buffer ETF – July
For the year ended 10/31/19	$24.61	(0.21)	2.09	1.88
For the period 8/28/18 (d) – 10/31/18	$25.51	(0.03)	(0.90)	(0.93)

Innovator S&P 500® Buffer ETF – August
For the period 7/31/19 (d) – 10/31/19	$25.04	(0.05)	0.52	0.47

Innovator S&P 500® Buffer ETF – September
For the period 8/30/19 (d) – 10/31/19	$24.59	(0.03)	0.73	0.70

Innovator S&P 500® Buffer ETF – October
For the year ended 10/31/19	$23.42	(0.20)	1.92	1.72
For the period 9/28/18 (d) – 10/31/18	$24.49	(0.01)	(1.07)	(1.08)

Innovator S&P 500® Buffer ETF – November
For the period 10/31/19 (d) – 10/31/19	$25.53	–	–	–

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.
(f) Includes extraordinary expenses of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

standing throughout each period)			Ratios/Supplemental Data:
Capital Share Transactions:					Ratio to Average Net Assets of: (a)
Transaction fees (see Note 5)	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.05	4.61	$29.69	18.38%	$22,267	0.80%	(e)	(0.80)%	0%

0.02	1.69	$26.64	6.78%	$41,295	0.79%		(0.79)%	121%

0.03	2.05	$27.38	8.10%	$4,792	0.80%	(e)	(0.80)%	0%

0.06	1.94	$26.55	7.89%	$83,639	0.81%	(e) (f)	(0.80)%	106%
0.03	(0.90)	$24.61	(3.53)%	$3,691	0.79%		(0.78)%	0%

0.02	0.49	$25.53	1.94%	$47,221	0.79%		(0.79)%	0%

0.02	0.72	$25.31	2.91%	$4,429	0.79%		(0.79)%	186%

0.04	1.76	$25.18	7.48%	$173,098	0.80%	(e)	(0.80)%	25%
0.01	(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%

–	–	$25.53	–	$2,553	–		–	–

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share out
		Investment Operations:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations
Innovator S&P 500® Power Buffer ETF – January
For the period 12/31/18 (d) – 10/31/19	$25.08	(0.18)	3.20	3.02

Innovator S&P 500® Power Buffer ETF – April
For the period 3/29/19 (d) – 10/31/19	$24.95	(0.12)	1.46	1.34

Innovator S&P 500® Power Buffer ETF – June
For the period 5/31/19 (d) – 10/31/19	$25.33	(0.09)	1.48	1.39

Innovator S&P 500® Power Buffer ETF – July
For the year ended 10/31/19	$24.75	(0.20)	1.77	1.57
For the period 8/7/18 (d) – 10/31/18	$25.17	(0.04)	(0.39)	(0.43)

Innovator S&P 500® Power Buffer ETF – August
For the period 7/31/19 (d) – 10/31/19	$25.04	(0.05)	0.44	0.39

Innovator S&P 500® Power Buffer ETF – September
For the period 8/30/19 (d) – 10/31/19	$24.59	(0.03)	0.58	0.55

Innovator S&P 500® Power Buffer ETF – October
For the year ended 10/31/19	$23.54	(0.20)	1.79	1.59
For the period 9/28/18 (d) – 10/31/18	$24.49	(0.01)	(0.95)	(0.96)

Innovator S&P 500® Power Buffer ETF – November
For the period 10/31/19 (d) – 10/31/19	$25.53	–	–	–

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

standing throughout each period)	Ratios/Supplemental Data:

Capital Share Transactions:					Ratio to Average Net Assets of: (a)
Transaction fees (see Note 5)	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.03	3.05	$28.13	12.15%	$67,507	0.79%		(0.79)%	0%

0.02	1.36	$26.31	5.44%	$129,561	0.79%		(0.79)%	126%

0.02	1.41	$26.74	5.58%	$20,057	0.79%		(0.79)%	0%

0.04	1.61	$26.36	6.53%	$92,273	0.79%		(0.79)%	137%
0.01	(0.42)	$24.75	(1.68)%	$3,712	0.79%		(0.79)%	0%

0.02	0.41	$25.45	1.65%	$116,446	0.79%		(0.79)%	0%

0.01	0.56	$25.15	2.29%	$20,122	0.79%		(0.79)%	127%

0.03	1.62	$25.16	6.90%	$311,363	0.80%	(e)	(0.79)%	3%
0.01	(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%

–	–	$25.53	–	$2,553	–		–	–

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share out
		Investment Operations:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations
Innovator S&P 500® Ultra Buffer ETF – January
For the period 12/31/18 (d) – 10/31/19	$25.08	(0.18)	2.77	2.59

Innovator S&P 500® Ultra Buffer ETF – April
For the period 3/29/19 (d) – 10/31/19	$24.95	(0.12)	1.37	1.25

Innovator S&P 500® Ultra Buffer ETF – June
For the period 5/31/19 (d) – 10/31/19	$25.33	(0.09)	1.37	1.28

Innovator S&P 500® Ultra Buffer ETF – July
For the year ended 10/31/19	$24.68	(0.20)	1.78	1.58
For the period 8/7/18 (d) – 10/31/18	$25.17	(0.04)	(0.46)	(0.50)

Innovator S&P 500® Ultra Buffer ETF – August
For the period 7/31/19 (d) – 10/31/19	$25.04	(0.05)	0.44	0.39

Innovator S&P 500® Ultra Buffer ETF – September
For the period 8/30/19 (d) – 10/31/19	$24.59	(0.03)	0.43	0.40

Innovator S&P 500® Ultra Buffer ETF – October
For the year ended 10/31/19	$23.64	(0.19)	1.58	1.39
For the period 9/28/18 (d) – 10/31/18	$24.49	(0.01)	(0.85)	(0.86)

Innovator S&P 500® Ultra Buffer ETF – November
For the period 10/31/19 (d) – 10/31/19	$25.53	–	–	–

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)Commencement of operations.
(e)Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

standing throughout each period)			Ratios/Supplemental Data:
Capital Share Transactions:					Ratio to Average Net Assets of: (a)
Transaction fees (see Note 5)	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.02	2.61	$27.69	10.39%	$30,455	0.79%		(0.79)%	0%

0.02	1.27	$26.22	5.07%	$19,006	0.79%		(0.79)%	106%

0.04	1.32	$26.65	5.19%	$2,665	0.80%	(e)	(0.80)%	0%

0.05	1.63	$26.31	6.62%	$38,809	0.79%		(0.79)%	27%
0.01	(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%

0.02	0.41	$25.45	1.64%	$18,452	0.79%		(0.79)%	0%

0.03	0.43	$25.02	1.76%	$5,005	0.79%		(0.79)%	112%

0.02	1.41	$25.05	5.98%	$135,912	0.80%	(e)	(0.79)%	4%
0.01	(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%

–	–	$25.53	–	$2,553	–		–	–

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which twenty–four are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018
Innovator MSCI EAFE Power Buffer ETF – July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019
Innovator Nasdaq–100 Power Buffer ETF – October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF – October	KOCT	September 30, 2019

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Funds individually seek to track, before fees and expenses the S&P 500® Price Index up to a respective upside cap while providing a respective buffer for a given annual period.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Exchange–traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model–based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2019:

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$23,299,290	$–	$23,299,290
Short Term Investments	665	–	–	665
Total Assets	$665	$23,299,290	$–	$23,299,955

Liabilities
Options Written	$–	$907,830	$–	$907,830
Total Liabilities	$–	$907,830	$–	$907,830

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$42,012,316	$–	$42,012,316
Short Term Investments	698	–	–	698
Total Assets	$698	$42,012,316	$–	$42,013,014

Liabilities
Options Written	$–	$575,856	$–	$575,856
Total Liabilities	$–	$575,856	$–	$575,856

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$4,978,990	$–	$4,978,990
Short Term Investments	713	–	–	713
Total Assets	$713	$4,978,990	$–	$4,979,703

Liabilities
Options Written	$–	$175,804	$–	$175,804
Total Liabilities	$–	$175,804	$–	$175,804

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$86,306,203	$–	$86,306,203
Short Term Investments	1,183	–	–	1,183
Total Assets	$1,183	$86,306,203	$–	$86,307,386

Liabilities
Options Written	$–	$2,639,104	$–	$2,639,104
Total Liabilities	$–	$2,639,104	$–	$2,639,104

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$49,007,906	$–	$49,007,906
Short Term Investments	820	–	–	820
Total Assets	$820	$49,007,906	$–	$49,008,726

Liabilities
Options Written	$–	$1,745,586	$–	$1,745,586
Total Liabilities	$–	$1,745,586	$–	$1,745,586

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$4,626,337	$–	$4,626,337
Short Term Investments	721	–	–	721
Total Assets	$721	$4,626,337	$–	$4,627,058

Liabilities
Options Written	$–	$196,615	$–	$196,615
Total Liabilities	$–	$196,615	$–	$196,615

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$181,556,793	$–	$181,556,793
Short Term Investments	2,339	–	–	2,339
Total Assets	$2,339	$181,556,793	$–	$181,559,132

Liabilities
Options Written	$–	$8,459,614	$–	$8,459,614
Total Liabilities	$–	$8,459,614	$–	$8,459,614

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$2,687,324	$–	$2,687,324
Total Assets	$–	$2,687,324	$–	$2,687,324

Liabilities
Options Written	$–	$135,708	$–	$135,708
Total Liabilities	$–	$135,708	$–	$135,708

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$74,604,856	$–	$74,604,856
Short Term Investments	546	–	–	546
Total Assets	$546	$74,604,856	$–	$74,605,402

Liabilities
Options Written	$–	$6,734,787	$–	$6,734,787
Total Liabilities	$–	$6,734,787	$–	$6,734,787

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$133,456,074	$–	$133,456,074
Short Term Investments	4,928	–	–	4,928
Total Assets	$4,928	$133,456,074	$–	$133,461,002

Liabilities
Options Written	$–	$3,436,862	$–	$3,436,862
Total Liabilities	$–	$3,436,862	$–	$3,436,862

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$21,338,616	$–	$21,338,616
Short Term Investments	759	–	–	759
Total Assets	$759	$21,338,616	$–	$21,339,375

Liabilities
Options Written	$–	$1,236,144	$–	$1,236,144
Total Liabilities	$–	$1,236,144	$–	$1,236,144

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$95,732,189	$–	$95,732,189
Short Term Investments	873	–	–	873
Total Assets	$873	$95,732,189	$–	$95,733,062

Liabilities
Options Written	$–	$3,452,926	$–	$3,452,926
Total Liabilities	$–	$3,452,926	$–	$3,452,926

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$121,126,053	$–	$121,126,053
Short Term Investments	25,832	–	–	25,832
Total Assets	$25,832	$121,126,053	$–	$121,151,885

Liabilities
Options Written	$–	$4,611,783	$–	$4,611,783
Total Liabilities	$–	$4,611,783	$–	$4,611,783

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$21,148,968	$–	$21,148,968
Short Term Investments	752	–	–	752
Total Assets	$752	$21,148,968	$–	$21,149,720

Liabilities
Options Written	$–	$1,027,073	$–	$1,027,073
Total Liabilities	$–	$1,027,073	$–	$1,027,073

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$327,464,749	$–	$327,464,749
Short Term Investments	2,684	–	–	2,684
Total Assets	$2,684	$327,464,749	$–	$327,467,433

Liabilities
Options Written	$–	$16,097,772	$–	$16,097,772
Total Liabilities	$–	$16,097,772	$–	$16,097,772

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$2,687,324	$–	$2,687,324
Total Assets	$–	$2,687,324	$–	$2,687,324

Liabilities
Options Written	$–	$135,704	$–	$135,704
Total Liabilities	$–	$135,704	$–	$135,704

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$34,177,036	$–	$34,177,036
Short Term Investments	645	–	–	645
Total Assets	$645	$34,177,036	$–	$34,177,681

Liabilities
Options Written	$–	$3,548,126	$–	$3,548,126
Total Liabilities	$–	$3,548,126	$–	$3,548,126

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$19,505,806	$–	$19,505,806
Short Term Investments	670	–	–	670
Total Assets	$670	$19,505,806	$–	$19,506,476

Liabilities
Options Written	$–	$429,722	$–	$429,722
Total Liabilities	$–	$429,722	$–	$429,722

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$2,825,921	$–	$2,825,921
Short Term Investments	1,634	–	–	1,634
Total Assets	$1,634	$2,825,921	$–	$2,827,555

Liabilities
Options Written	$–	$153,845	$–	$153,845
Total Liabilities	$–	$153,845	$–	$153,845

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$39,939,088	$–	$39,939,088
Short Term Investments	584	–	–	584
Total Assets	$584	$39,939,088	$–	$39,939,672

Liabilities
Options Written	$–	$1,097,587	$–	$1,097,587
Total Liabilities	$–	$1,097,587	$–	$1,097,587

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$18,951,355	$–	$18,951,355
Short Term Investments	703	–	–	703
Total Assets	$703	$18,951,355	$–	$18,952,058

Liabilities
Options Written	$–	$482,473	$–	$482,473
Total Liabilities	$–	$482,473	$–	$482,473

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$5,223,528	$–	$5,223,528
Short Term Investments	704	–	–	704
Total Assets	$704	$5,223,528	$–	$5,224,232

Liabilities
Options Written	$–	$219,400	$–	$219,400
Total Liabilities	$–	$219,400	$–	$219,400

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$141,554,313	$–	$141,554,313
Short Term Investments	1,098	–	–	1,098
Total Assets	$1,098	$141,554,313	$–	$141,555,411

Liabilities
Options Written	$–	$5,621,607	$–	$5,621,607
Total Liabilities	$–	$5,621,607	$–	$5,621,607

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$2,646,360	$–	$2,646,360
Total Assets	$–	$2,646,360	$–	$2,646,360

Liabilities
Options Written	$–	$94,736	$–	$94,736
Total Liabilities	$–	$94,736	$–	$94,736

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2019 are as follows:

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments

	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJAN	$23,299,290	$(907,830)
BAPR	42,012,316	(575,856)
BJUN	4,978,990	(175,804)
BJUL	86,306,203	(2,639,104)
BAUG	49,007,906	(1,745,586)
BSEP	4,626,337	(196,615)
BOCT	181,556,793	(8,459,614)
BNOV	2,687,324	(135,708)
PJAN	74,604,856	(6,734,787)
PAPR	133,456,074	(3,436,862)
PJUN	21,338,616	(1,236,144)
PJUL	95,732,189	(3,452,926)
PAUG	121,126,053	(4,611,783)
PSEP	21,148,968	(1,027,073)
POCT	327,464,749	(16,097,772)
PNOV	2,687,324	(135,704)
UJAN	34,177,036	(3,548,126)
UAPR	19,505,806	(429,722)
UJUN	2,825,921	(153,845)
UJUL	39,939,088	(1,097,587)
UAUG	18,951,355	(482,473)
USEP	5,223,528	(219,400)
UOCT	141,554,313	(5,621,607)
UNOV	2,646,360	(94,736)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2019

	Equity Risk – Call and Put Options not Accounted for as Hedging Instruments

	Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Investments	Options written	Investments	Options written
BJAN	$4,419,147	$509,770	$(1,030,727)	$39,821
BAPR	3,762,039	911,807	(2,570,956)	25,473
BJUN	659,678	90,975	(374,935)	(41,636)
BJUL	4,925,523	1,856,156	(3,587,760)	(44,279)
BAUG	2,961,750	677,056	(2,256,606)	(111,225)
BSEP	173,416	66,650	(69,525)	3,966
BOCT	3,686,276	4,760,002	(3,302,949)	(421,691)
BNOV	–	–	(120)	(150)
PJAN	23,426,709	383,969	(10,882,798)	(3,853,640)
PAPR	13,358,972	2,356,145	(9,721,004)	(382,065)
PJUN	2,833,184	295,667	(1,836,808)	(471,855)
PJUL	3,028,487	1,460,741	(1,231,601)	(142,885)
PAUG	10,293,765	1,890,558	(8,368,505)	(839,691)
PSEP	1,096,227	210,939	(882,501)	(96,001)
POCT	(5,951,972)	3,731,391	8,575,354	1,981,937
PNOV	–	–	(120)	(150)
UJAN	12,441,062	(318,444)	(5,979,230)	(2,403,216)
UAPR	2,219,861	163,688	(1,476,982)	(73,265)
UJUN	(102,765)	(67,155)	292,569	(58)
UJUL	1,679,318	558,894	1,986,257	182,978
UAUG	1,209,715	116,610	(931,167)	(87,192)
USEP	272,625	23,898	(198,487)	(33,891)
UOCT	6,380,305	2,322,828	(903,179)	(436,806)
UNOV	–	–	(120)	(150)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The average volume of derivative activity during the period ended October 31, 2019, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$26,758,738	$(1,253,066)
BAPR	34,826,854	(960,451)
BJUN	4,311,953	(184,379)
BJUL	41,007,729	(1,353,452)
BAUG	35,189,953	(1,573,502)
BSEP	3,944,991	(192,691)
BOCT	84,201,487	(2,499,697)
BNOV	2,687,324	(135,708)
PJAN	76,530,119	(6,121,294)
PAPR	112,271,238	(3,782,814)
PJUN	16,969,547	(1,019,524)
PJUL	53,229,172	(1,830,903)
PAUG	85,325,091	(3,645,161)
PSEP	14,260,884	(730,882)
POCT	145,955,629	(3,455,271)
PNOV	2,687,324	(135,704)
UJAN	34,755,996	(3,066,135)
UAPR	16,390,202	(403,214)
UJUN	2,297,258	(114,482)
UJUL	38,030,491	(522,717)
UAUG	12,639,902	(331,385)
USEP	3,676,533	(154,224)
UOCT	94,885,235	(1,321,376)
UNOV	2,646,360	(94,736)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2019, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital.

These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2019, the Funds made the following permanent book-to-tax reclassifications due to different treatment of redemptions for tax purposes:

	Distributable
	Earnings/
	(Accumulated	Paid-In
	Deficit)	Capital
BJAN	$(2,751,942)	$2,751,942
BAPR	(1,959,150)	1,959,150
BJUN	(319,996)	319,996
BJUL	(2,719,069)	2,719,069
BAUG	(1,193,329)	1,193,329
BSEP	(105,375)	105,375
BOCT	(3,634,222)	3,634,222
BNOV	–	–
PJAN	(8,580,814)	8,580,814
PAPR	(2,279,054)	2,279,054
PJUN	(761,580)	761,580
PJUL	(1,892,763)	1,892,763
PAUG	(1,258,720)	1,258,720
PSEP	(307,539)	307,539
POCT	–	–
PNOV	–	–
UJAN	(3,486,394)	3,486,394
UAPR	(338,639)	338,639
UJUN	(14,178)	14,178
UJUL	(1,640,896)	1,640,896
UAUG	(127,202)	127,202
USEP	(26,711)	26,711
UOCT	(3,379,662)	3,379,662
UNOV	–	–

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to a investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day–to–day management of the Funds.

Pursuant to the Advisory Agreement, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Funds’ portfolios. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2019, the cost of purchases and proceeds from sales of investment securities, other than short–term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BJAN	$–	$–	$–	$–
BAPR	–	2,643,113	–	2,909,583
BJUN	–	–	–	–
BJUL	–	57,452,468	–	48,175,342
BAUG	–	–	–	–
BSEP	–	2,722,930	–	2,867,277
BOCT	–	227,551	–	1,714,961
BNOV	–	–	–	–
PJAN	–	–	–	–
PAPR	–	2,660,478	–	2,953,496
PJUN	–	–	–	–
PJUL	–	78,727,339	–	83,335,699
PAUG	–	–	–	–
PSEP	–	2,661,587	–	2,279,077
POCT	–	30,525	–	2,163,857
PNOV	–	–	–	–
UJAN	–	–	–	–
UAPR	–	2,570,855	–	2,402,494
UJUN	–	–	–	–
UJUL	–	27,768,147	–	6,674,354
UAUG	–	–	–	–
USEP	–	2,631,734	–	2,492,231
UOCT	–	38,695	–	1,714,529
UNOV	–	–	–	–

For the period ended October 31, 2019, the Funds did not have in–kind transactions associated with creations and redemptions.

5.     CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. Variable fees received by the Funds, if any, are disclosed on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2019, the cost of investments including written options and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
BJAN	$22,392,125	$–	$–	$–
BAPR	41,437,158	–	–	–
BJUN	4,803,898	–	–	–
BJUL	83,668,282	–	–	–
BAUG	47,263,140	–	–	–
BSEP	4,430,443	–	–	–
BOCT	173,099,518	–	–	–
BNOV	2,551,616	–	–	–
PJAN	67,870,615	–	–	–
PAPR	130,024,140	–	–	–
PJUN	20,103,231	–	–	–
PJUL	92,280,136	–	–	–
PAUG	116,540,102	–	–	–
PSEP	20,122,647	–	–	–
POCT	311,369,661	–	–	–
PNOV	2,551,620	–	–	–
UJAN	30,629,555	–	–	–
UAPR	19,076,754	–	–	–
UJUN	2,673,710	–	–	–
UJUL	38,842,085	–	–	–
UAUG	18,469,585	–	–	–
USEP	5,004,832	–	–	–
UOCT	135,933,804	–	–	–
UNOV	2,551,624	–	–	–

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to non–equity options marked–to–market.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

As of October 31, 2019, the components of undistributed or accumulated earnings/loss on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Net Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings / (Accumulated Deficit)
BJAN	$–	$1,017,029	$–	$–	$1,017,029
BAPR	–	–	–	–	–
BJUN	–	–	–	–	–
BJUL	–	–	–	–	–
BAUG	–	–	–	–	–
BSEP	–	62,944	–	–	62,944
BOCT	–	364,243	–	–	364,243
BNOV	(270)	–	–	–	(270)
PJAN	–	–	–	–	–
PAPR	–	1,697,336	1,088,175	–	2,785,511
PJUN	–	–	–	–	–
PJUL	–	770,325	–	–	770,325
PAUG	–	1,011,480	526,956	–	1,538,436
PSEP	–	–	–	–	–
POCT	–	2,195,472	4,873,099	–	7,068,571
PNOV	(270)	–	–	–	(270)
UJAN	–	–	–	–	–
UAPR	–	252,552	161,342	–	413,894
UJUN	–	42,149	59,377	–	101,526
UJUL	–	1,438,742	953,046	–	2,391,788
UAUG	–	97,889	57,578	–	155,467
USEP	–	20,870	11,776	–	32,646
UOCT	–	2,185,521	968,383	–	3,153,904
UNOV	(270)	–	–	–	(270)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal period ended October 31, 2019, the Funds did not elect to defer qualified post-October capital or late year ordinary losses.

At October 31, 2019, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
BJAN	$–	$–
BAPR	–	–
BJUN	–	–
BJUL	–	–
BAUG	–	–
BSEP	–	–
BOCT	–	–
BNOV	108	162
PJAN	–	–
PAPR	–	–
PJUN	–	–
PJUL	–	–
PAUG	–	–
PSEP	–	–
POCT	–	–
PNOV	108	162
UJAN	–	–
UAPR	–	–
UJUN	–	–
UJUL	–	–
UAUG	–	–
USEP	–	–
UOCT	–	–
UNOV	108	162

To the extent that these loss carryforwards are utilized, capital gains to offset will not be distributed to shareholders.

The Funds did not pay any distributions during the fiscal period ended October 31, 2019.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

7.     NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements (ASU 2018-13). The amendments in ASU 2018-13 modify the disclosure requirements on fair value measurements in Topic 820. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

8.     SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innovator S&P 500® Defined Outcome Funds and

Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator S&P 500® Buffer ETF – January, Innovator S&P 500® Buffer ETF – April, Innovator S&P 500® Buffer ETF – June, Innovator S&P 500® Buffer ETF – July, Innovator S&P 500® Buffer ETF – August, Innovator S&P 500® Buffer ETF – September, Innovator S&P 500® Buffer ETF – October, Innovator S&P 500® Buffer ETF – November, Innovator S&P 500® Power Buffer ETF – January, Innovator S&P 500® Power Buffer ETF – April, Innovator S&P 500® Power Buffer ETF – June, Innovator S&P 500® Power Buffer ETF – July, Innovator S&P 500® Power Buffer ETF – August, Innovator S&P 500® Power Buffer ETF – September, Innovator S&P 500® Power Buffer ETF – October, Innovator S&P 500® Power Buffer ETF – November, Innovator S&P 500® Ultra Buffer ETF – January, Innovator S&P 500® Ultra Buffer ETF – April, Innovator S&P 500® Ultra Buffer ETF – June, Innovator S&P 500® Ultra Buffer ETF – July, Innovator S&P 500® Ultra Buffer ETF – August, Innovator S&P 500® Ultra Buffer ETF – September, Innovator S&P 500® Ultra Buffer ETF – October, Innovator S&P 500® Ultra Buffer ETF – November (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated within the annual report in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated within the annual report in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

INNOVATOR ETFs TRUST

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 20, 2019

 INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019–present), Founding Principal and President (2001–2019), Timothy Financial Counsel Inc.	34	None
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007–2015).	34	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	34	MB Financial Bank (2003–2019); Missionary Furlough Homes, Inc. (since 2008).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (2017–present).	34	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	34	Independent Trustee, ETF Managers Group, LLC (2012–2018)
James Nash (c) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016–Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014–2016).	34	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly–owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB–ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR S&P 500® BUFFER ETF – JUNE, AUGUST, SEPTEMBER, AND NOVEMBER INNOVATOR S&P 500® POWER BUFFER ETF – JUNE, AUGUST, SEPTEMBER, AND NOVEMBER INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE, AUGUST, SEPTEMBER, AND NOVEMBER

At a quarterly in–person Board meeting held on March 21, 2019, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator S&P 500® Buffer ETF – June, August, September, November, Innovator S&P 500® Power Buffer ETF – June, August, September, November and Innovator S&P 500® Ultra Buffer ETF – June, August, September, November ETFs (the “Funds”), and the Sub–Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub–Adviser”), for an initial two–year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub–Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub–Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub–Adviser, including other ETFs managed by the Adviser and the Sub–Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub–Adviser; any fall–out benefits accruing to the Adviser or the Sub–Adviser; and information on the Adviser’s and the Sub–Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub–Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub–Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day–to–day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub–advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub–advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non–fund clients, as applicable.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall–out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall–out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub–advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB–ADVISORY AGREEMENT FOR THE INNOVATOR S&P 500® BUFFER ETF – JULY, INNOVATOR S&P 500® POWER BUFFER ETF – JULY AND INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

At a quarterly in–person Board meeting held on June 27, 2019, the Trust’s Board considered renewal of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator S&P 500® Buffer ETF – July, Innovator S&P 500® Power Buffer ETF – July and Innovator S&P 500® Ultra Buffer ETF – July ETFs (the “Funds”), and the Sub–Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub–Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub–Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub–Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub–Adviser, including other ETFs managed by the Adviser and the Sub–Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub–Adviser; any fall–out benefits accruing to the Adviser or the Sub–Adviser; and information on the Adviser’s and the Sub–Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub–Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub–Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to renew the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Milliman’s day–to–day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub–advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser and Milliman under the agreements were satisfactory.

The Board considered the historical investment performance of each of the Funds. As of March 31, 2019, the Innovator S&P 500 Buffer, Power Buffer and Ultra Buffer ETFs had since inception returns of –0.47%, 0.80% and –0.32% at NAV, respectively and –0.40%, 0.99% and –0.30% at Market, respectively. The Board considered the performance of the S&P 500 Buffer, Power Buffer and Ultra Buffer ETFs as compared to the S&P 500 Index, but noted that since these ETFs do not track an index they do not have a tracking error.

The Board considered the unitary fee rate currently paid by each Fund under the investment management agreement for the services provided. The Board noted that, under the current unitary fee arrangement, each Fund pays the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser pays Milliman an annual sub–advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would continue to be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non–fund clients, as applicable.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with renewals of the agreements.

The Board considered potential “fall–out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall–out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub–advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the renewal of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N–Q. The Trust’s Form N–Q is available without charge, upon request, by calling 1–877–386–3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N–Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

4.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

5.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

6.     TAX NOTICE

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2019, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2019, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street,

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Annual Report

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY (IJUL)

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JULY (EJUL)

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER (NOCT)

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER (KOCT)

October 31, 2019
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	6
Expense Example	14
Schedules of Investments and Options Written	16
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	32
Report of Independent Registered Public Accounting Firm	45
Trustees and Officers	47
Board Considerations Regarding Approval of Investment Management Agreement	49
Additional Information	52

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended October 31, 2019.

As we celebrate the one-year anniversary of our S&P 500 Defined Outcome ETFs, it is hard to imagine that our concept began in response to interesting payoffs only offered through bank and insurance products.

Our expansion of Defined Outcome ETFs beyond just the S&P 500 allows investors to participate in other markets on the upside to a cap, with a built-in 15% buffer. The Russell 2000, MSCI EAFE, MSCI Emerging Markets, and Nasdaq-100 Defined Outcome ETFs all provide exposure to key benchmark equity indexes that we believe add diversification to a client’s investment portfolio.

Over the year, the July and October S&P 500 Defined Outcome ETF series successfully completed their outcome periods, performing exactly as expected, matching the returns of the S&P 500 Index before feed and expenses, but with significantly less volatility and lower drawdowns. We expect these ETFs to perform in the same manner.

There is no shortage of recent news that could affect the markets in 2020, including the presidential elections here in the US. We have no crystal ball to tell you who will win, however, we believe the increased volatility that we have become accustomed to, will continue. Staying the course with our one-year Defined Outcome ETFs will enable our advisors and clients to stay out of the noise and maintain focus on long-term financial goals.

We at Innovator remain grateful for the trust and support you have put in us and wish you a happy holiday season.

Sincerely,

Bruce Bond

Chief Executive Officer

3

Letter to Shareholders (Unaudited) (Continued)

The views in this report were those of the Fund’s CEO as of October 31, 2019 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The funds seek to generate returns that match the returns of its benchmark Index, up to the Cap on potential upside returns, while limiting downside losses, over the course of a 1-year period. There is no guarantee the fund will achieve its investment objective. The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Investing involves risks. Loss of principal is possible. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, trading issues risk, upside participation risk and valuation risk. For a detail list of fund risks see the prospectus.

Foreign and Emerging Markets Risk Non-U.S. securities and Emerging Markets are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Technology Sector Risk Companies in the technology sector are often smaller and can be characterized by relatively higher volatility in price performance when compared to other economic sectors. They can face intense competition which may have an adverse effect on profit margins.

Small Cap Risk Small cap companies may be more volatile and susceptible to adverse developments than their mid and large cap counterpart. In addition, the small cap companies may be less liquid than larger companies.

4

Letter to Shareholders (Unaudited) (Continued)

FLEX Options Risk The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation OCC. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

These Funds are designed to provide point-to-point exposure to the price return of the respective MSCI EAFE, MSCI Emerging Markets, Russell 2000 and Nasdaq–100 index via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the respective index during the interim period.

Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the funds’ for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. The Funds’ website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against Index losses during the Outcome Period. You will bear all Index losses exceeding 15%. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

The Fund's investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC

5

INNOVATOR MSCI EAFE POWER BUFFER ETF - JULY

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI EAFE Power Buffer ETF - July from its inception (June 28, 2019) to October 31, 2019 as compared with the MSCI EAFE Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator MSCI EAFE Power Buffer ETF - July
NAV Return	1.70%
Market Return	1.96%
MSCI EAFE Index	1.73%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

6

INNOVATOR MSCI EAFE POWER BUFFER ETF - JULY

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

7

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

October 31, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI Emerging Markets Power Buffer ETF - July from its inception (June 28, 2019) to October 31, 2019 as compared with the MSCI Emerging Markets Index.

Total Returns as of October 31, 2019
Since Inception (a)
Innovator MSCI Emerging Markets Power Buffer ETF - July
NAV Return	-0.11%
Market Return	0.08%
MSCI Emerging Markets Index	-1.22%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

8

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

9

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited)

Total Returns as of October 31, 2019
Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - October
NAV Return	2.21%
Market Return	2.39%
NASDAQ-100 Index	4.31%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

11

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited)

Total Returns as of October 31, 2019
Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - October
NAV Return	1.35%
Market Return	1.72%
Russell 2000 Index	2.57%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

12

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Fund Performance

October 31, 2019 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

13

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to October 31, 2019 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses		Annualized
	Beginning	Ending	Paid		Expense
	Account Value	Account Value	During the Period		Ratio for the Period
Innovator MSCI EAFE Power Buffer ETF - July (NAV)	$1,000.00	$1,017.00	$2.89	(a)	0.85%
Innovator MSCI Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	998.90	3.00	(a)	0.89%
Innovator Nasdaq-100 Power Buffer ETF - October (NAV)	1,000.00	1,022.10	0.68	(b)	0.79%
Innovator Russell 2000 Power Buffer ETF - October (NAV)	1,000.00	1,013.50	0.68	(b)	0.79%

(a)Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since the Fund's inception).
(b)Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period since the Fund's inception).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

14

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2019 (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

			Expenses	Annualized
	Beginning	Ending	Paid	Expense
	Account Value	Account Value	During the Period (a)(b)	Ratio for the Period
Innovator MSCI EAFE Power Buffer ETF - July (NAV)	$1,000.00	$1,020.92	$4.33	0.85%
Innovator MSCI Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,020.72	4.53	0.89%
Innovator Nasdaq-100 Power Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02	0.79%
Innovator Russell 2000 Power Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02	0.79%

(a) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).
(b) For comparative purposes only as the Fund was not in operation for the full six month period.

15

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

Schedule of Investments

October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.81% (a)
CALL OPTIONS - 79.37%
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $1,151.43	654	$127,888,392	$50,675,844
			50,675,844
PUT OPTIONS - 22.44%
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $2,302.86	327	63,944,196	11,893,317
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $1,919.05	327	63,944,196	2,434,188
			14,327,505
TOTAL PURCHASED OPTIONS (Cost $69,079,605)			65,003,349

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Investments Money Market Government Portfolio - Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.71% (c)	100		100
First American Government Obligations Fund - Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.74% (c)	1,209		1,209
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.69% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS Cost $1,809)			1,809

Total Investments (Cost $69,081,414) - 101.81%			65,005,158
Liabilities in Excess of Other Assets - (1.81)%			(1,154,654)
TOTAL NET ASSETS - 100.00%			$63,850,504

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

Schedule of Investments

October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	101.81%
Short Term Investments	0.00 (b)
Total Investments	101.81
Liabilities in Excess of Other Assets (d)	(1.81)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEA MSCI EAFE Index	6/30/2020	$2,302.86	327	$(63,944,196)	$(26,160)
MXEA MSCI EAFE Index	6/30/2020	2,114.99	327	(63,944,196)	(434,583)
					(460,743)
Put Options
MXEA MSCI EAFE Index	6/30/2020	1,631.19	327	(63,944,196)	(544,128)
MXEA MSCI EAFE Index	6/30/2020	1,151.43	654	(127,888,392)	(69,324)
					(613,452)
Total Options Written (Premiums Received $879,044)					$(1,074,195)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER – JULY

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.56% (a)
CALL OPTIONS - 76.82%
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $631.74	828	$86,275,944	$33,462,792
			33,462,792
PUT OPTIONS - 27.74%
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $1,263.48	414	43,137,972	9,290,988
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $1,052.90	414	43,137,972	2,789,118
			12,080,106
TOTAL PURCHASED OPTIONS (Cost $48,497,060)			45,542,898

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Investments Money Market Government Portfolio - Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.71% (c)	100		100
First American Government Obligations Fund - Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.74% (c)	28		28
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.69% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $628)			628

Total Investments (Cost $48,497,688) - 104.56%			45,543,526
Liabilities in Excess of Other Assets - (4.56)%			(1,984,843)
TOTAL NET ASSETS - 100.00%			$43,558,683

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER – JULY

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	104.56%
Short Term Investments	0.00 (b)
Total Investments	104.56
Liabilities in Excess of Other Assets (d)	(4.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	6/30/2020	$1,263.48	414	$(43,137,972)	$(106,812)
MXEF MSCI Emerging Markets Index	6/30/2020	1,151.45	414	(43,137,972)	(703,386)
					(810,198)
Put Options
MXEF MSCI Emerging Markets Index	6/30/2020	894.97	414	(43,137,972)	(860,292)
MXEF MSCI Emerging Markets Index	6/30/2020	631.74	828	(86,275,944)	(204,516)
					(1,064,808)
Total Options Written (Premiums Received $1,712,413)					$(1,875,006)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.54% (a)
CALL OPTIONS - 87.21%
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $4,649.67	66	$53,353,278	$22,804,320
			22,804,320
PUT OPTIONS - 21.33%
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $9,299.34	33	26,676,639	4,144,470
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $7,749.45	33	26,676,639	1,433,850
			5,578,320
TOTAL PURCHASED OPTIONS (Cost $29,959,382)			28,382,640

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Investments Money Market Government Portfolio - Class I, 1.73% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.71% (c)	100		100
First American Government Obligations Fund - Class X, 1.75% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.74% (c)	119		119
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.69% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.66% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.66% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $719)			719

Total Investments (Cost $29,960,101) - 108.54%			28,383,359
Liabilities in Excess of Other Assets - (8.54)%			(2,234,456)
TOTAL NET ASSETS - 100.00%			$26,148,903

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019 (Continued)

Asset Type	% of Net Assets
Purchased Options	108.54%
Short Term Investments	0.00 (b)
Total Investments	108.54
Liabilities in Excess of Other Assets (d)	(8.54)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) Includes Options Written.

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	9/30/2020	$9,299.34	33	$(26,676,639)	$(388,080)
NDX Nasdaq-100 Index	9/30/2020	8,609.64	33	(26,676,639)	(1,119,360)
					(1,507,440)
Put Options
NDX Nasdaq-100 Index	9/30/2020	6,587.03	33	(26,676,639)	(563,970)
NDX Nasdaq-100 Index	9/30/2020	4,649.67	66	(53,353,278)	(161,700)
					(725,670)
Total Options Written (Premiums Received $1,755,941)					$(2,233,110)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2019

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.09% (a)
CALL OPTIONS - 83.59%
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $914.02	352	$54,998,310	$22,718,432
			22,718,432
PUT OPTIONS - 23.50%
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $1,828.03	176	27,499,155	4,792,128
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $1,523.36	176	27,499,155	1,595,264
			6,387,392
TOTAL PURCHASED OPTIONS (Cost $31,067,346)			29,105,824

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 1.74% (c)	643		643
TOTAL SHORT TERM INVESTMENTS (Cost $643)			643

Total Investments (Cost $31,067,989) - 107.09%			29,106,467
Liabilities in Excess of Other Assets - (7.09)%			(1,927,248)
TOTAL NET ASSETS - 100.00%			$27,179,219

Asset Type	% of Net Assets
Purchased Options	107.09%
Short Term Investments	0.00 (b)
Total Investments	107.09
Liabilities in Excess of Other Assets (d)	(7.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) Includes Options Written.

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2019

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	9/30/2020	$1,828.03	176	$(27,499,155)	$(261,888)
RUT Russell 2000 Index	9/30/2020	1,687.58	176	(27,499,155)	(877,008)
					(1,138,896)
Put Options
RUT Russell 2000 Index	9/30/2020	1,294.86	176	(27,499,155)	(601,568)
RUT Russell 2000 Index	9/30/2020	914.02	352	(54,998,310)	(169,664)
					(771,232)
Total Options Written (Premiums Received $1,542,354)					$(1,910,128)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2019

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables
Receivable for investments sold
Total Assets

Liabilities:
Payable for investments purchased
Payable for fund shares redeemed
Payable to Adviser
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2019

Innovator MSCI EAFE Power Buffer ETF - July	Innovator MSCI Emerging Markets Power Buffer ETF - July	Innovator Nasdaq-100 Power Buffer ETF - October	Innovator Russell 2000 Power Buffer ETF - October

$65,005,158	$45,543,526	$28,383,359	$29,106,467
–	–	15,664	–
3	217	16	880
64,995,901	45,533,469	28,381,400	27,779,006
130,001,062	91,077,212	56,780,439	56,886,353

1,083,505	1,886,792	2,234,645	1,828,087
63,850,565	43,558,665	26,148,952	25,943,715
39,821	29,935	14,829	14,550
102,472	168,131	–	10,654
1,074,195	1,875,006	2,233,110	1,910,128
66,150,558	47,518,529	30,631,536	29,707,134
$63,850,504	$43,558,683	$26,148,903	$27,179,219

$63,193,296	$43,256,493	$25,837,383	$26,938,336
657,208	302,190	311,520	240,883
$63,850,504	$43,558,683	$26,148,903	$27,179,219

$63,850,504	$43,558,683	$26,148,903	$27,179,219
2,725,000	1,725,000	825,000	1,100,000
$23.43	$25.25	$31.70	$24.71

$69,081,414	$48,497,688	$29,960,101	$31,067,989
879,044	1,712,413	1,755,941	1,542,354

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2019

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on June 28, 2019.
(b) Since Commencement of Operations on September 30, 2019.

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR ETFs TRUST

Innovator MSCI EAFE Power Buffer ETF - July (a)	Innovator MSCI Emerging Markets Power Buffer ETF - July (a)	Innovator Nasdaq-100 Power Buffer ETF - October (b)	Innovator Russell 2000 Power Buffer ETF - October (b)

$170	$358	$–	$882
170	358	–	882

89,571	75,674	14,829	14,551
7	2	7	–
89,578	75,676	14,836	14,551
(89,408)	(75,318)	(14,836)	(13,669)

4,937,405	2,767,878	2,237,543	2,349,758
618,333	973,630	397,604	422,999

(4,076,256)	(2,954,162)	(1,576,742)	(1,961,522)
(195,151)	(162,593)	(477,169)	(367,774)
1,284,331	624,753	581,236	443,461
$1,194,923	$549,435	$566,400	$429,792

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions

Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on June 28, 2019.
(b) Since Commencement of Operations on September 30, 2019.

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR ETFs TRUST

Innovator MSCI EAFE Power Buffer ETF - July	Innovator MSCI Emerging Markets Power Buffer ETF - July	Innovator Nasdaq-100 Power Buffer ETF - October	Innovator Russell 2000 Power Buffer ETF - October
Period Ended October 31, 2019 (a)	Period Ended October 31, 2019 (a)	Period Ended October 31, 2019 (b)	Period Ended October 31, 2019 (b)

$(89,408)	$(75,318)	$(14,836)	$(13,669)
5,555,738	3,741,508	2,635,147	2,772,757
(4,271,407)	(3,116,755)	(2,053,911)	(2,329,296)
1,194,923	549,435	566,400	429,792

126,474,890	86,546,500	51,720,228	52,681,035
(63,850,565)	(43,558,665)	(26,148,953)	(25,943,715)
31,256	21,413	11,228	12,107
62,655,581	43,009,248	25,582,503	26,749,427

63,850,504	43,558,683	26,148,903	27,179,219

–	—	—	–
$63,850,504	$43,558,683	$26,148,903	$27,179,219

5,450,000	3,450,000	1,650,000	2,150,000
(2,725,000)	(1,725,000)	(825,000)	(1,050,000)
2,725,000	1,725,000	825,000	1,100,000

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout
		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss)(d)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator MSCI EAFE Power Buffer ETF - July
For the period 6/28/19 (c) - 10/31/19	$23.04	(0.06)	0.43		0.37	0.02

Innovator MSCI Emerging Markets Power Buffer ETF - July
For the period 6/28/19 (c) - 10/31/19	$25.28	(0.07)	0.02	(e)	(0.05)	0.02

Innovator Nasdaq-100 Power Buffer ETF – October
For the period 9/30/19 (c) - 10/31/19	$31.01	(0.02)	0.70		0.68	0.01

Innovator Russell 2000 Power Buffer ETF – October
For the period 9/30/19 (c) - 10/31/19	$24.38	(0.01)	0.33		0.32	0.01

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Commencement of operations.
(d)Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

(e)Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR ETFs TRUST

Financial Highlights

each period)		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

0.39	$23.43	1.70%	$63,851	0.85%	(0.85)%	99%

(0.03)	$25.25	(0.11)%	$43,559	0.89%	(0.89)%	31%

0.69	$31.70	2.21%	$26,149	0.79%	(0.79)%	0%

0.33	$24.71	1.35%	$27,179	0.79%	(0.74)%	0%

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which four are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator MSCI EAFE Power Buffer ETF – July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019
Innovator Nasdaq-100 Power Buffer ETF – October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF – October	KOCT	September 30, 2019

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019

32

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. IJUL and EJUL list and principally trade their shares on NYSE Arca (“NYSE”). NOCT and KOCT list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”). IJUL, EJUL, NOCT and KOCT individually seek to track, before fees and expenses the MSCI EAFE Price Index, MSCI Emerging Markets Price Index, Nasdaq-100 Price Index and Russell 2000 Price Index, respectively, up to a respective upside cap while providing a respective buffer for a given annual period.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

33

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2019:

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$65,003,349	$–	$65,003,349
Short Term Investments	1,809	–	–	1,809
Total Assets	$1,809	$65,003,349	$–	$65,005,158

Liabilities
Options Written	$–	$1,074,195	$–	$1,074,195
Total Liabilities	$–	$1,074,195	$–	$1,074,195

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$45,542,898	$–	$45,542,898
Short Term Investments	628	–	–	628
Total Assets	$628	$45,542,898	$–	$45,543,526

Liabilities
Options Written	$–	$1,875,006	$–	$1,875,006
Total Liabilities	$–	$1,875,006	$–	$1,875,006

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$28,382,640	$–	$28,382,640
Short Term Investments	719	–	–	719
Total Assets	$719	$28,382,640	$–	$28,383,359

Liabilities
Options Written	$–	$2,233,110	$–	$2,233,110
Total Liabilities	$–	$2,233,110	$–	$2,233,110

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$29,105,824	$–	$29,105,824
Short Term Investments	643	–	–	643
Total Assets	$643	$29,105,824	$–	$29,106,467

Liabilities
Options Written	$–	$1,910,128	$–	$1,910,128
Total Liabilities	$–	$1,910,128	$–	$1,910,128

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

37

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2019 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
IJUL	$65,003,349	$1,074,195
EJUL	45,542,898	1,875,006
NOCT	28,382,640	2,233,110
KOCT	29,105,824	1,910,128

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended October 31, 2019

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Investments	Options written	Investments	Options written
IJUL	$4,937,405	$618,333	$(4,076,256)	$(195,151)
EJUL	2,767,878	973,630	(2,954,162)	(162,593)
NOCT	2,237,543	397,604	(1,576,742)	(477,169)
KOCT	2,349,758	422,999	(1,961,522)	(367,774)

The average volume of derivative activity during the period ended October 31, 2019, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
IJUL	$33,407,547	$(706,360)
EJUL	25,331,966	(1,250,315)
NOCT	15,873,740	(1,249,095)
KOCT	15,863,592	(1,047,056)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2019, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2019, the Funds made the following permanent book-to-tax reclassifications due to different treatment of redemptions for tax purposes:

	Distributable
	Earnings/
	(Accumulated	Paid-In
	Deficit)	Capital
IJUL	$(537,715)	$537,715
EJUL	(247,245)	247,245
NOCT	(254,880)	254,880
KOCT	(188,909)	188,909

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, as annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to a investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJUL pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJUL pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89% and NOCT and KOCT each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2019, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
IJUL	$–	$2,406,639	$–	$1,923,410
EJUL	–	2,857,421	–	758,877
NOCT	–	–	–	–
KOCT	–	–	–	–

For the period ended October 31, 2019, the Funds did not have in-kind transactions associated with creations and redemptions.

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. Variable fees received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2019, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
IJUL	$63,930,963	$–	$–	$–
EJUL	$43,668,521	$–	$–	$–
NOCT	$26,150,249	$–	$–	$–
KOCT	$27,196,339	$–	$–	$–

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to non-equity options marked-to-market.

At October 31, 2019, the components of undistributed or accumulated earnings/
loss on a tax basis were as follows:

	Accumulated Capital and Other Losses	Other Gains / (Losses)	Undistributed Net Ordinary Income	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings / (Accumulated Deficit)
IJUL	$–	$232,884	$424,324	$–	$657,208
EJUL	$–	$127,607	$174,583	$–	$302,190
NOCT	$–	$93,861	$217,659	$–	$311,520
KOCT	$–	$77,167	$163,716	$–	$240,883

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal period ended October 31, 2019, the Funds did not elect to defer qualified post-October capital or late year ordinary losses.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2019, for federal income tax purposes, the Funds did not have any capital loss carryforwards available to offset future capital gains.

The Funds did not pay any distributions during the fiscal period ended October 31, 2019.

7.     NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements (ASU 2018-13). The amendments in ASU 2018-13 modify the disclosure requirements on fair value measurements in Topic 820. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

8.     SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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INNOVATOR ETFs TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Innovator MSCI EAFE Power Buffer ETF – July, Innovator MSCI Emerging Markets Power Buffer ETF – July, Innovator Nasdaq-100 Power Buffer ETF – October and Innovator Russell 2000 Power Buffer ETF – October and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator MSCI EAFE Power Buffer ETF – July, Innovator MSCI Emerging Markets Power Buffer ETF – July, Innovator Nasdaq-100 Power Buffer ETF – October, and Innovator Russell 2000 Power Buffer ETF – October (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the period June 28, 2019 (commencement of operations) to October 31, 2019 for MSCI EAFE Power Buffer ETF – July and Innovator MSCI Emerging Markets Power Buffer ETF – July, and the related statements of operations and changes in net assets and the financial highlights for the period September 30, 2019 (commencement of operations) to October 31, 2019 for Innovator Nasdaq-100 Power Buffer ETF – October and Innovator Russell 2000 Power Buffer ETF – October, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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INNOVATOR ETFs TRUST

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 20, 2019

46

 INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019-present), Founding Principal and President (2001-2019), Timothy Financial Counsel, Inc.	34	None
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	34	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	34	MB Financial Bank (2003-2019); Missionary Furlough Homes, Inc. (since 2008).

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INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (2017-present).	34	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	34	Independent Trustee, ETF Managers Group, LLC (2012-2018)
James Nash (c) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016).	34	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JULY

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

At a quarterly in-person Board meeting held on June 27, 2019, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator MSCI EAFE Power Buffer ETF – July, Innovator MSCI Emerging Markets Power Buffer ETF – July, Innovator Nasdaq-100 Power Buffer ETF – October and Innovator Russell 2000 Power Buffer ETF – October (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Funds each would pay the Adviser a unitary structure of seventy-nine basis points for the Nasdaq-100 and Russell 2000 series, eighty-five basis points for the MSCI EAFE series, and eighty-nine basis points for the MSCI Emerging Markets series. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.     TAX NOTICE

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2019, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
IJUL	92.71%	63.20%
EJUL	100.00	100.00
NOCT	0.00	0.00
KOCT	100.00	100.00

For the taxable year ended October 31, 2019, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

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INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$197,250	$75,000
Audit-Related Fees	-	-
Tax Fees	$109,000	$35,000
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	$109,000	$35,000
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)*  /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date  12/20/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date  12/20/19

By (Signature and Title)*  /s/ John Southard

John Southard, Principal Financial Officer

Date  12/20/19

* Print the name and title of each signing officer under his or her signature.